                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _______________

Post-Effective Amendment No. _______________
                        (Check appropriate box or boxes)


Exact Name of Registrant as Specified in Charter:
Area Code and Telephone Number:

     Principal Investors Fund, Inc.    (800) 247-4123

Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

     711 High Street, Des Moines, Iowa 50392

Name and Address of Agent for Service:
With a copy to:

Michael D. Roughton                    John W. Blouch
Counsel                                Jones & Blouch L.L.P.
Principal Investors Fund, Inc.         1025 Thomas Jefferson Street, N.W.
711 High Street                        Suite 405 West
Des Moines, Iowa 50392-0300            Washington, D.C. 20007


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
             ______________________________________________________

Title of Securities Being Registered:

Advisors Preferred Class, Advisors Select Class, Preferred Class,
                         Select Class, Institutional Class and Class J Common
Stock,
                         par value $.01 per share.

             ______________________________________________________

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on April 10, 2003, pursuant to Rule 488.

             ______________________________________________________

                         PRINCIPAL INVESTORS FUND, INC.
                             CROSS REFERENCE SHEET
            PURSUANT TO RULE 481(a) UNDER THE SECURITIES ACT OF 1933

                      FORM N-14 INFORMATION STATEMENT AND
                          ITEM NO. PROSPECTUS CAPTION

PART A

Item 1. ......................................
      Beginning of Registration Statement and Outside
      Front Cover Page of Prospectus .........Cross Reference Sheet; Cover Page

Item 2.......................................
      Beginning and Outside Back Cover Page of Prospectus    Table of Contents

Item 3.......................................
      Fee Table, Synopsis Information and Risk Factors

      Summary; Principal Risk Factors

Item 4.......................................Information about the Transaction

      The Plan

Item 5.
                                             Information about the Registrant
                                             Incorporation of Documents by
                                             Reference in the Prospectus

Item 6.
                                             Information about the Company Being
                                             Acquired
                                             Incorporation of Documents by
                                             Reference in the Prospectus

Item 7.......................................Voting Information

      Introduction and Voting Information

Item 8.......................................
      Interest of Certain Persons and Experts      Not Applicable

Item 9. ......................................
      Additional Information Required for Reoffering by Persons Deemed to be Underwriters ...Not Applicable

PART B

Item 10......................................Cover Page
                                             Cover Page of Statement of
                                             Additional Information

Item 11......................................Table of Contents
                                             Table of Contents of Statement of
                                             Additional Information

Item 12.
                                             Additional Information about the
                                             Registrant
                                             Statement of Additional Information
                                             of Principal Investors Fund, Inc.
                                             dated March 1, 2003.

Item 14......................................Financial Statements
                                             Financial Statements as noted in
                                             the Statement of Additional
                                             Information

PART C

Item 15......................................Indemnification
                                                            Indemnification

Item 16......................................Exhibits  Exhibits

Item 17......................................Undertakings   Undertakings

                                       3

Logo
Principal
       Financial Group









April 10, 2003

Dear Shareholder:

The Board of Directors of Principal Investors Fund, Inc. has called a special meeting of the shareholders of one series of the Fund, the Balanced Fund, for May 14, 2003 to vote on a Plan of Acquisition which provides for the combination of the Balanced Fund with another series of the Fund, the Principal LifeTime 2030 Fund. If the Plan is approved by shareholders and implemented, shareholders of the Balanced Fund will cease to own shares of the Balanced Fund and will become the owner of shares of the same class of the Principal LifeTime 2030 Fund equal in value to the shares of the Balanced Fund. The Board believes that the proposed change is in the best interest of each series of the Fund and its shareholders.

The Balanced Fund and the Principal LifeTime 2030 Fund both seek a total return consisting of long-term growth of capital and current income. The principal difference between the Balanced Fund and the Principal LifeTime 2030 Fund is the investment strategy of each series. The Balanced Fund invests primarily in common stocks and corporate bonds. The Principal LifeTime 2030 Fund invests in shares of other series of Principal Investors fund and is commonly referred to as a "fund of funds." In addition, over time the Principal LifeTime 2030 Fund will shift the percentage of its portfolio invested in the Underlying Funds to accommodate investors progressing from an asset accumulation objective to an income generating objective.

It is important that you take time to read the prospectus/information statement. If you have questions regarding the prospectus/information statement or your account, please call our shareholder services department toll-free at 1-800-247-4123.

Sincerely,
LOGO


/s/ Ralph C. Eucher


Ralph C. Eucher
President
Principal Investors Fund, Inc.

                                   NOTICE OF
                        SPECIAL MEETING OF SHAREHOLDERS

                           TO BE HELD ON MAY 14, 2003
                                  ___________

To the Shareholders:

Notice is hereby given that a special meeting of the shareholders of the Balanced Fund, a series of Principal Investors Fund, Inc., will be held at 2:00 p.m. C.D.T., on May 14, 2003, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-2080. The meeting is being held to consider and vote on the following matter as well as any other business that may properly come before the meeting or any adjournment thereof:

     1. Approval of a Plan of Acquisition and the transactions contemplated thereby, pursuant to which the Principal LifeTime 2030 Fund, a series of Principal Investors Fund, Inc., will acquire all the assets and assume all the liabilities of the Balanced Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock, and the Balanced Fund will distribute those shares to its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shareholders in redemption of all its outstanding shares and then dissolve.

You are entitled to notice of and to vote at the meeting, and any adjournment, if you owned shares of the Balanced Fund at the close of business on April 7, 2003, the record date for the meeting.

Please read the attached prospectus/information statement.

LOGO
                                        /s/A.S. Filean
                                        For the Board of Directors
                                        Arthur S. Filean
                                        Senior Vice President and Secretary

                                        April 10, 2003

                         PRINCIPAL INVESTORS FUND, INC.
                      PRINCIPAL LIFETIME 2030 FUND SERIES
                                BALANCED SERIES
                        PROSPECTUS/INFORMATION STATEMENT

This prospectus/information statement is being furnished in connection with a special meeting of the shareholders of the Balanced Fund, a series of Principal Investors Fund, Inc. ("Investors Fund") to be held at 2:00 p.m. C.D.T., on May 14, 2003, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200.

At the meeting, shareholders of the Balanced Fund will vote on a Plan of Acquisition ("Plan"). Under the Plan, if approved, the Principal LifeTime 2030 Fund, another series of the Investors Fund, will acquire all the assets and assume all the liabilities of the Balanced Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock. The Balanced Fund will immediately redeem all its outstanding Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shares by distributing the Principal LifeTime 2030 Fund shares of the same classes to its shareholders. As a result, a shareholder of the Balanced Fund will have the same amount invested in the same share class of the Principal LifeTime 2030 Fund that the shareholder had invested in those share classes of the Balanced Fund at the effective time. The manager of the Investors Fund, Principal Management Corporation, has agreed to pay all expenses incurred by the Balanced Fund in connection with the Plan.

The Balanced Fund and the Principal LifeTime 2030 Fund are each a series of the Investors Fund, which is a Maryland corporation organized by Principal Life Insurance Company ("Principal Life") and registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Investment Company Act"). The primary investment objective of both the Balanced Fund and the Principal LifeTime 2030 Fund is to seek a total return consisting of long-term growth of capital and current income. The Balanced Fund pursues the investment objective by investing primarily in common stocks and corporate bonds while the Principal LifeTime 2030 Fund invests in shares of other series of the Principal Investors Fund (the "Underlying Funds"). In addition, the Principal LifeTime 2030 Fund will change the percentage of its portfolio allocation invested in the Underlying Funds over time to accommodate investors progressing from an asset accumulation objective to an income generating objective.

This prospectus/information statement sets forth concisely the information you should know before voting on the proposed Plan. You should retain it for future reference.

The prospectus and Statement of Additional Information for the Balanced Fund, the Principal LifeTime 2030 Fund and the Underlying Funds in which the Principal LifeTime 2030 Fund invests, dated March 1, 2003, have been filed with the Securities and Exchange Commission ("SEC") and are available without charge by writing to the Investors Fund or its manager at their principal executive offices, 680 8th Street, Des Moines, Iowa 50392-2080 or by telephoning toll-free 1-800-247-4123. The prospectus of the Principal LifeTime 2030 Fund and the Balanced Fund, dated March 1, 2003, and the Statement of Additional Information, dated April 10, 2003, relating to this prospectus/information statement, are incorporated herein by reference. As a shareholder of the Balanced Fund, you previously received a current prospectus for the Principal LifeTime 2030 Fund in a prospectus that combines these and other series of the Investors Fund. A copy of the prospectus may be obtained as described above.
                             _____________________

THE SEC HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              _____________________

                    The date of this prospectus/information
                          statement is April 10, 2003

                        PROSPECTUS/INFORMATION STATEMENT

                               TABLE OF CONTENTS


INTRODUCTION AND VOTING INFORMATION...................................     5
  Special Meeting; Voting.............................................     5
  Additional Information..............................................     5
SUMMARY ..............................................................     7
  The Plan............................................................     7
  Reasons for the Plan................................................     7
  Investment Objectives and Policies..................................     8
  Fees and Expenses of the Series.....................................     9
  Purchases...........................................................     13
  Exchanges...........................................................     13
  Redemption Procedures and Fees......................................     13
  Dividends and Distributions.........................................     13
  Federal Income Tax Consequences of the Proposed Combination.........     14
  Costs and Expenses..................................................     14
  Continuation of Shareholder Accounts................................     14
PRINCIPAL RISK FACTORS................................................     14
THE PLAN..............................................................     14
  Plan of Acquisition.................................................     14
  Description of Securities to Be Issued..............................     15
  Reasons for the Proposed Combination................................     15
  Federal Income Tax Consequences.....................................     16
  Capitalization......................................................     16
MANAGEMENT'S DISCUSSION OF SERIES PERFORMANCE.........................     17
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS........     18
ADDITIONAL INFORMATION ABOUT THE SERIES...............................     21
PROPOSALS OF SHAREHOLDERS.............................................     22
OTHER BUSINESS........................................................     22

APPENDIX A: FORM OF PLAN OF ACQUISITION ...............................    22

                      INTRODUCTION AND VOTING INFORMATION

SPECIAL MEETING; VOTING
-----------------------
We are furnishing this prospectus/information statement to you as a shareholder of the Balanced Fund, a series of the Investors Fund, in connection with a special meeting of the shareholders of the Balanced Fund to be held on May 14, 2003. The purpose of the meeting is to vote on the Plan for the Balanced Fund. A copy of the Plan is included as Appendix A. The Plan provides for the combination of the Balanced Fund with the Principal LifeTime 2030 Fund which is also a series of the Investors Fund, as more fully described below. The prospectus/information statement is first being furnished to shareholders on or about April 10, 2003.

THE BOARD OF DIRECTORS OF THE INVESTORS FUND HAS APPROVED THE PLAN AND RECOMMENDS THAT THE SHAREHOLDERS OF THE BALANCED FUND VOTE FOR THE PLAN AND THE TRANSACTIONS WHICH IT CONTEMPLATES.

Shareholders of record of the Balanced Fund at the close of business on April 7, 2003, the record date, are entitled to vote at the meeting. As of the record date, the Balanced Fund had the following shares outstanding and entitled to be voted.

                                          OUTSTANDING
              SHARE CLASS                   SHARES
              -----------                 -----------
  Advisors Preferred
  Advisors Select
  Preferred
  Select
  Institutional
  Class J

Shareholders of the Balanced Fund are entitled to one vote for each share of each Class held at the meeting. A quorum for the Balanced Fund must be present at the meeting for the transaction of business. The holders of record of one-third of the shares outstanding at the close of business on the record date present at the meeting will constitute a quorum for the meeting. The approval of the Plan by the Balanced Fund requires the affirmative vote of a majority of all the votes entitled to be cast by shareholders of the Balanced Fund. Abstentions and broker non-votes (votes from brokers or nominees indicating that they have not received instructions from the beneficial owners on an item for which the broker or nominee does not have discretionary power) are counted toward a quorum but do not represent votes cast for the Plan or any other issue. If the shareholders of the Balanced Fund do not approve the Plan, the Board will consider possible alternative arrangements, and Principal Management Corporation will continue to manage the Balanced Fund.

Proxies of the shareholders of the Balanced Fund are not being solicited because Principal Life owned, or was authorized to vote, a majority of the outstanding shares of the Balanced Fund as of the record date, and is expected to be present and vote such shares at the meeting.

ADDITIONAL INFORMATION
----------------------
On April 7, 2003, the directors and officers of the Investors Fund together owned less than 1% of each of the Balanced Fund's and the Principal LifeTime 2030 Fund's outstanding shares. Principal Life, Des Moines, Iowa, 50392, an Iowa life insurance company and an affiliate of Principal Management Corporation, the manager of the Funds (the "Manager"), owned of record and beneficially, either directly or through subsidiaries, _____% of the outstanding shares of the Principal LifeTime 2030 Fund. The table below shows the percentage of the outstanding shares of each Class of the Balanced Fund owned by Principal Life on April 7, 2003 and based on those holdings, its percentage of ownership at the effective time (3:00 p.m. C.D.T. on May 21, 2003):

                                     PRINCIPAL LIFE'S      PRINCIPAL LIFE'S
                                       BALANCED FUND    PRINCIPAL LIFETIME 2030
                                        PERCENTAGE               FUND
                                         OWNERSHIP       PERCENTAGE OWNERSHIP
            SHARE CLASS              ON APRIL 7, 2003    AT THE EFFECTIVE TIME
            -----------              -----------------  -----------------------
  Advisors Preferred
  Advisors Select
  Preferred
  Select
  Institutional
  Class J


The ultimate parent of Principal Life is Principal Financial Group, Inc.

As of April 7, 2003, the following shareholders owned 5% or more of the outstanding shares of any Class of the Funds:

                                                                   PERCENTAGE
 NAME                                      ADDRESS                OF OWNERSHIP
 ----                                     --------                ------------
BALANCED FUND - ADVISORS SELECT CLASS

BALANCED FUND - CLASS J

PRINCIPAL LIFETIME 2030 FUND - ADVISORS
SELECT CLASS


PRINCIPAL LIFETIME 2030 FUND - ADVISORS
PREFERRED CLASS

PRINCIPAL LIFETIME 2030 FUND -
PREFERRED CLASS





The Investors Fund does not know of any other person who owned at the record date, or will own at the effective time, of record or beneficially 5% or more of the outstanding shares of either of the Funds.

                                    SUMMARY

The following is a summary of certain information contained or incorporated by reference in this prospectus/information statement. It is qualified in its entirety by the more detailed information appearing elsewhere or incorporated by reference in this prospectus/information statement.

THE PLAN
--------
You are being asked to approve the Plan, which provides for the combination of the Balanced Fund with the Principal LifeTime 2030 Fund. The Balanced Fund and Principal LifeTime 2030 Fund are each a series of the Investors Fund. Under the Plan, at the effective time on the closing date, the Principal LifeTime 2030 Fund will acquire all the assets and assume all the liabilities of the Balanced Fund and issue to the Balanced Fund shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class and Class J common stock having a value equal to the net assets of the Balanced Fund attributable to each share class. Immediately thereafter, the Balanced Fund will distribute all the Principal LifeTime 2030 Fund shares it receives to its shareholders who own the corresponding class of the Balanced Fund shares and thereby redeem all its outstanding shares. Each Balanced Fund shareholder will receive Principal LifeTime 2030 Fund shares equal in value to the shares of the corresponding class of the Balanced Fund held by the shareholder at the effective time. If the Plan is approved, the effective time will be 3:00 p.m. C.D.T. on May 21, 2003.

REASONS FOR THE PROPOSED COMBINATION
------------------------------------
The Balanced Fund has a relatively small amount of assets and has experienced limited sales of shares. Shares of the Balanced Fund and Principal LifeTime 2030 Fund are used primarily to fund employer-sponsored retirement plans and Individual Retirement Accounts. The Board believes the Principal LifeTime 2030 Fund would be more likely to garner assets from retirement-oriented investors than the Balanced Fund. The likelihood that the Balanced Fund will achieve significant asset levels in the foreseeable future is low. The Board for the Investors Fund considered these and other factors and determined that the proposed Plan would be in the best interests of the Balanced Fund and its shareholders, that the terms of the Plan are fair and reasonable and that the interests of the shareholders of the Balanced Fund will not be diluted as a result of the transactions contemplated by the Plan. The Board believes that the Plan will provide shareholders of the Balanced Fund with an investment in a larger fund with greater capacity for diversification than the Balanced Fund. The table below reflects the investment performance of the Balanced Fund and the Principal LifeTime 2030 Fund for the periods ended February 28, 2003.

                                                         TOTAL RETURN WITH MAXIMUM SALES CHARGE*
                         --------------------------------------------------------------------------------------------------------
                                                                         ADVISORS                                  ADVISORS
                                         PREFERRED                       PREFERRED             SELECT               SELECT
        SERIES                             CLASS                           CLASS                CLASS                CLASS
        ------           ----------------------------------------   -------------        -------------------  -------------------
                                                    SINCE                      SINCE                SINCE                 SINCE
                               1-YR.             INCEPTION**        1-YR.   INCEPTION**  1-YR.   INCEPTION**  1-YR.    INCEPTION**
                               -----             -----------        -----   -----------  -----   -----------  -----    -----------
 Principal LifeTime
 2030 Fund                    -11.39                -6.79           -11.57     -7.03     -11.40     -6.85     -11.82      -7.25
 Balanced Fund                -12.27                -9.00           -12.55     -9.30     -12.28     -9.10     -12.62      -9.45

                                                           TOTAL RETURN WITH MAXIMUM SALES CHARGE*
                                          ----------------------------------------
                                                     INSTITUTIONAL
                         SERIES                          CLASS                                     CLASS J
                         ------           ---------------------------------------              ---------------

                                                               SINCE                                         SINCE
                                                1-YR.       INCEPTION**                        1-YR       INCEPTION***
                                                -----       -----------                       -----       ------------
 Principal LifeTime 2030 Fund                  -11.16          -6.55                            -12.76       -8.45
 Balanced Fund                                 -12.01          -7.96                            -13.68       -8.77
 *No front-end or back-end sales charge applies to any of the share classes, except Class J shares. A contingent deferred sales charge of 1.00% is charged on redemptions of Class J shares within 18 months of their purchase.
 **Inception Date of December 6, 2000 for the Balanced Fund and March 1, 2001 for the Principal LifeTime 2030 Fund.
 ***Inception Date of June 15, 2001 for Class J shares of the Principal LifeTime 2030 Fund.



INVESTMENT OBJECTIVES AND POLICIES
----------------------------------
The primary investment objective of the Principal LifeTime 2030 Fund and the Balanced Fund is to seek a total return consisting of long-term growth of capital and current income. The principal difference between the Balanced Fund and the Principal LifeTime 2030 Fund is the investment strategy of each series. The Balanced Fund invests primarily in common stocks and corporate bonds. The Principal LifeTime 2030 Fund invests in shares of other series of Principal Investors fund and is commonly referred to as a "fund of funds." In addition, over time the Principal LifeTime 2030 Fund will shift the percentage of its portfolio invested in the Underlying Funds to accommodate investors progressing from an asset accumulation objective to an income generating objective. Principal Global Investors ("PGI"), the fund's sub-advisor, intends to allocate the Principal LifeTime 2030 Fund's assets so that approximately five to ten years after the year 2030, the Fund's assets in the Underlying Funds will match the asset allocation of the Principal LifeTime Strategic Income Fund, another series of the Investors Fund. At that time, the Principal LifeTime 2030 Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is in the best interests of the funds' shareholders.

INVESTMENT ADVISORY SERVICES
----------------------------
The Manager serves as investment advisor to the Investors Fund. The Manager has entered into a sub-advisory agreement with PGI to provide investment advisory services to the Balanced Fund as well as the Principal LifeTime 2030 Fund and nine of the twelve Underlying Funds in which the Principal LifeTime 2030 Fund invested as of December 31, 2002. PGI is a directly, wholly-owned subsidiary of Principal Life and an affiliate of the Manager. The Manager also receives a fee for providing investment advisory services to each of the Underlying Funds in which the

Principal LifeTime 2030 Fund invests. As of December 31, 2002, the Principal LifeTime 2030 Fund's assets were allocated among the following Underlying Funds as follows:

      Bond & Mortgage Securities    18.8%   Partners LargeCap Growth I    7.3%
      Government Securities         10.2    Partners LargeCap Value      11.8
      International Emerging                Partners SmallCap Growth I
      Markets                        2.2                                  2.9
      International I               11.2    Preferred Securities          5.5
      LargeCap Growth                8.8    SmallCap Growth               3.5
      LargeCap Value                11.2    SmallCap Value                6.6



Based on this allocation, the weighted average management fee of the Underlying Funds is 0.67%. The combined total expenses for the Principal LifeTime 2030 Fund may be higher or lower depending on the allocation of its assets among the Underlying Funds.


The Manager pays PGI a larger percentage of the fee it receives from the Principal LifeTime 2030 Fund than the percentage of the fee it receives from the Balanced Fund. The Manager also pays PGI a larger percentage of the aggregated fees it receives from the Underlying Funds than the percentage of the fee it receives from the Balanced Fund. However, the management fee the Manager receives from the Principal LifeTime 2030 Fund combined with the weighted average management fee it receives from the Underlying Funds, exceeds the fee it receives from the Balanced Fund.


The Manager currently pays expenses of the Class J shares of each of the Funds. If the Plan is approved a large portion of the combined assets of the Funds will continue to be sub-advised by PGI, the Manager will receive higher overall advisory fees with respect to the assets formerly owned by the Balanced Fund, and the Manager's expense reimbursement for Class J shares will be reduced.

FEES AND EXPENSES OF THE SERIES
-------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of either of the series.

                                                         SHAREHOLDER FEES
                                            (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                            -----------------------------------------
                                                            ADVISORS            ADVISORS
                                               PREFERRED   PREFERRED   SELECT    SELECT    INSTITUTIONAL
                                                 CLASS       CLASS      CLASS     CLASS        CLASS                     CLASS J
                                               ---------   ---------   ------   --------   -------------               ------------
  Maximum sales charge imposed on purchases
  (as a % of offering price)                      None        None      None      None          None                     None
  Maximum Contingent Deferred Sales Charge
  ("CDSC") (as a % of dollars subject to
  charge)                                         None        None      None      None          None                     1.00/(1)/
  Redemption or Exchange Fee                      None        None      None      None          None                     1.00/(2)/
                                               //                      //                                  /     /          /
 ///(1)/A contingent deferred sales charge of 1% applies on certain redemptions of shares made within 18 months after they are purchased.//
 ///(2)/
    Redemption fees or exchange fees are charged on redemptions or exchanges of $50,000 or more of shares redeemed within 30 days after they are purchased.


ONE-TIME FEES
      . Class J shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
      . A redemption fee or exchange fee of 1.00% is charged on redemptions or exchanges of Class J shares of $50,000 or more if the shares were purchased within 30 days of the redemption or exchange. The fee is calculated as a percentage of market value at the time the shares are redeemed or exchanged.

The operating expenses attributable to each share class of each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2002 were as follows:

                                                          BALANCED FUND
                              ---------------------------------------------------------------------
                                         ADVISORS                 ADVISORS
                              PREFERRED  PREFERRED                 SELECT   INSTITUTIONAL
   FUND OPERATING EXPENSES      CLASS      CLASS    SELECT CLASS   CLASS        CLASS       CLASS J*
   -----------------------    ---------  ---------  ------------  --------  -------------   --------
 Management Fees                0.50%      0.50%       0.50%       0.50%        0.50%        0.50%
 12b-1 Fees                     0.00       0.25        0.10        0.30         0.00         0.50
 Other Expenses                 0.26       0.32        0.28        0.45         0.00         1.10
                                ----       ----        ----        ----         ----         ----
 Total Operating Expenses       0.76%      1.07%       0.88%       1.25%        0.50%        2.10%


                                                                        PRINCIPAL LIFETIME 2030 FUND
                                        -----------------------------------------------------------------------------------------
                                                              ADVISORS                         ADVISORS
                                           PREFERRED         PREFERRED          SELECT          SELECT          INSTITUTIONAL
        FUND OPERATING EXPENSES              CLASS             CLASS            CLASS*           CLASS              CLASS
        -----------------------            ---------         ---------          ------         --------         -------------
 Management Fees                            0.1225%           0.1225%          0.1225%          0.1225%            0.1225%
 12b-1 Fees                                 0.0000            0.2500           0.1000           0.3000             0.0000
 Other Expenses                             0.2600            0.3200           0.2800           0.4500             0.0000
                                            ------            ------           ------           ------             ------
 Total Operating Expenses***                0.3825%           0.6925%          0.5025%          0.8725%            0.1225%
 *A Distribution Plan and Agreement was adopted by the Investors Fund pursuant to Rule 12b-1 for the Select Class shares effective
  June 10, 2002.
 **The Manager voluntarily agreed to limit the expenses paid by the Class J shares of the Principal LifeTime 2030 Fund and the
  Balanced Fund through February 28, 2003 to the extent necessary to maintain a total level of operating expenses for Class J shares of the Principal LifeTime 2030 Fund and the Balanced Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.45% for the Balanced Fund and 1.05% for the Principal LifeTime 2030 Fund. The
  effect of this expense limitation was to reduce each Fund's Class J operating expense. The Manager intends to pay expenses normally payable by Class J shares of each Fund through February 29, 2004 to the extent necessary to maintain a total level of operating expenses for Class J shares of the Balanced Fund not to exceed 1.75% of the Fund's average net assets on an annualized basis and of the Principal LifeTime 2030 Fund not to exceed 1.50% of the Fund's average net assets on an annualized basis.
 *** Does not include the expenses of the Underlying Funds in which the Fund invests.



        FUND OPERATING EXPENSES             CLASS J**
        -----------------------             ---------
 Management Fees                             0.1225%
 12b-1 Fees                                  0.5000
 Other Expenses                              1.0400
                                             ------
 Total Operating Expenses***                 1.6625%
 *A Distribution Plan and Agreement was adopted by the Investors Fund pursuant to Rule 12b-1 for the Select Class shares effective
  June 10, 2002.
 **The Manager voluntarily agreed to limit the expenses paid by the Class J shares of the Principal LifeTime 2030 Fund and the
  Balanced Fund through February 28, 2003 to the extent necessary to maintain a total level of operating expenses for Class J shares of the Principal LifeTime 2030 Fund and the Balanced Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.45% for the Balanced Fund and 1.05% for the Principal LifeTime 2030 Fund. The
  effect of this expense limitation was to reduce each Fund's Class J operating expense. The Manager intends to pay expenses normally payable by Class J shares of each Fund through February 29, 2004 to the extent necessary to maintain a total level of operating expenses for Class J shares of the Balanced Fund not to exceed 1.75% of the Fund's average net assets on an annualized basis and of the Principal LifeTime 2030 Fund not to exceed 1.50% of the Fund's average net assets on an annualized basis.
 *** Does not include the expenses of the Underlying Funds in which the Fund invests.


The Principal LifeTime 2030 Fund's expenses, assuming implementation of the Plan on May 21, 2003, as a percentage of average daily net assets are as follows:

                                                  PRINCIPAL LIFETIME 2030 FUND
                                 ---------------------------------------------------------------
                                            ADVISORS            ADVISORS
                                 PREFERRED  PREFERRED  SELECT    SELECT   INSTITUTIONAL
    FUND OPERATING EXPENSES        CLASS      CLASS     CLASS    CLASS        CLASS       CLASS J
    -----------------------      ---------  ---------  ------   --------  -------------   -------
  Management Fees                 0.1225%    0.1225%   0.1225%  0.1225%      0.1225%      0.1225%
  12b-1 Fees                      0.0000     0.2500    0.1000   0.3000       0.0000       0.5000
  Other Expenses                  0.2600     0.3200    0.2800   0.4500       0.0000       0.9600
                                  ------     ------    ------   ------       ------       ------
  Total Operating Expenses*       0.3825%    0.6925%   0.5025%  0.8725%      0.1225%      1.5825%
 * Does not include the expenses of the Underlying Funds in which the Fund invests.


The following is an example of the effect of the operating expenses of each of the Funds as of October 31, 2002. The examples assume (1) a 5% annual return, and (2) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in shares of each Fund, based upon these assumptions:

                          NUMBER OF YEARS YOU OWN YOUR PREFERRED CLASS SHARES
                         ----------------------------------------------------
                           1 YEAR       3 YEARS       5 YEARS        10 YEARS
                         -----------  ------------  ------------  ---------------
  Principal LifeTime
     2030 Fund               $39          $123          $215           $484
  Balanced Fund               78           243           422            942

                          NUMBER OF YEARS YOU OWN YOUR ADVISORS PREFERRED CLASS SHARES
                         -------------------------------------------------------------
                            1 YEAR         3 YEARS         5 YEARS          10 YEARS
                         -------------  --------------  --------------  -----------------
  Principal LifeTime
     2030 Fund               $ 71            $221            $386            $  862
  Balanced Fund               109             340             590             1,306

                            NUMBER OF YEARS YOU OWN YOUR SELECT CLASS SHARES
                           -------------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS       10 YEARS
                           ----------  -----------  -----------  --------------
  Principal LifeTime 2030
     Fund                     $51         $161         $281          $  631
  Balanced Fund                90          281          488           1,084

                         NUMBER OF YEARS YOU OWN YOUR ADVISORS SELECT CLASS SHARES
                         ----------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  Principal LifeTime
     2030 Fund               $ 89          $278           $484            $1,075
  Balanced Fund               127           397            686             1,511

                          NUMBER OF YEARS YOU OWN YOUR INSTITUTIONAL CLASS SHARES
                         --------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  Principal LifeTime
     2030 Fund               $13           $ 40           $ 69             $157
  Balanced Fund               51            160            280              628

                                    IF YOU SELL YOUR CLASS J SHARES
                           --------------------------------------------
                              NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                           --------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS       10 YEARS
                           ----------  -----------  -----------  --------------
  Principal LifeTime 2030
    Fund                      $272        $523        $  902         $1,965
  Balanced Fund                316         658         1,129          2,431

                                 IF YOU DO NOT SELL YOUR CLASS J SHARES
                           --------------------------------------------
                              NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                           --------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS       10 YEARS
                           ----------  -----------  -----------  --------------
  Principal LifeTime 2030
    Fund                      $169        $523        $  902         $1,965
  Balanced Fund                213         658         1,129          2,431


The following is an example of the effect of the operating expenses of the Principal LifeTime 2030 Fund, assuming implementation of the Plans on May 21, 2003. The examples assume (1) a 5% annual return, and (2) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in shares of the Principal LifeTime 2030 Fund, based upon these assumptions:

                          NUMBER OF YEARS YOU OWN YOUR PREFERRED CLASS SHARES
                         ----------------------------------------------------
                           1 YEAR       3 YEARS       5 YEARS        10 YEARS
                         -----------  ------------  ------------  ---------------
  Principal LifeTime
    2030 Fund                $39          $123          $215           $484

                          NUMBER OF YEARS YOU OWN YOUR ADVISORS PREFERRED CLASS SHARES
                         -------------------------------------------------------------
                            1 YEAR         3 YEARS         5 YEARS          10 YEARS
                         -------------  --------------  --------------  -----------------
  Principal LifeTime
     2030 Fund                $71            $221            $386             $862

                            NUMBER OF YEARS YOU OWN YOUR SELECT CLASS SHARES
                           -------------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS       10 YEARS
                           ----------  -----------  -----------  --------------
  Principal LifeTime 2030
     Fund                      $51         $161         $281           $631

                         NUMBER OF YEARS YOU OWN YOUR ADVISORS SELECT CLASS SHARES
                         ----------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  Principal LifeTime
     2030 Fund               $89           $278           $484            $1,075

                          NUMBER OF YEARS YOU OWN YOUR INSTITUTIONAL CLASS SHARES
                         --------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  Principal LifeTime
     2030 Fund               $13            $40            $69             $157

                                    IF YOU SELL YOUR CLASS J SHARES
                           --------------------------------------------
                              NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                           --------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS       10 YEARS
                           ----------  -----------  -----------  --------------
  Principal LifeTime 2030
     Fund                     $264        $500         $862          $1,881

                                 IF YOU DO NOT SELL YOUR CLASS J SHARES
                           --------------------------------------------
                              NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                           --------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS       10 YEARS
                           ----------  -----------  -----------  --------------
  Principal LifeTime 2030
     Fund                     $161        $500         $862          $1,881


PURCHASES
---------
Shares of the Principal LifeTime 2030 Fund and the Balanced Fund are offered for sale through Princor Financial Services Corporation ("Princor"), a broker-dealer that is also the principal underwriter for the Investors Fund, or other dealers which it selects.

ONGOING FEES
------------
The Principal LifeTime 2030 Fund and the Balanced Fund pay ongoing fees to the Manager. Some of the share classes of each Fund also pay ongoing fees to Princor and others who provide services to the Funds. These fees reduce the value of each share you own.

DISTRIBUTION (12B-1) FEES
-------------------------
The Investors Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 for its Advisors Preferred, Advisors Select, Select and Class J shares for the Principal LifeTime 2030 Fund and the Balanced Fund. Under each Distribution Plan, each Fund pays a fee to Princor based on the average daily net asset values attributable to these share classes. These ongoing fees pay expenses relating to distribution of shares of the four share classes referred to above and for services Princor and other selling dealers provide to shareholders of those classes of shares. Because they are ongoing, the fees may, over time, exceed other types of sales charges such as front-end charges or contingent deferred sales charges.

                                   12B-1 FEE
                                   ---------
 Advisors Preferred Class Shares     0.25%
 Advisors Select Class Shares...     0.30%
 Select Class Shares............     0.10%
 Class J Shares.................     0.50%


EXCHANGES
---------
Shares of the Principal LifeTime 2030 Fund and the Balanced Fund may be exchanged, without payment of a sales charge or CDSC, for shares of the same class of other series of the Investors Fund. If Class J shares are exchanged for Class J shares of another series, the shares acquired by the exchange will be subject to the applicable CDSC imposed by the new series; however, the holding period of the Class J shares exchanged is added to the holding period of the acquired Class J shares for purposes of determining the applicable charge.

REDEMPTION PROCEDURES AND FEES
------------------------------
Shares of the Principal LifeTime 2030 Fund and the Balanced Fund may be redeemed at a price equal to the net asset value of the shares next computed following the receipt of a request for redemption in proper form. With respect to Class J shares, the amount you receive will be reduced by any applicable CDSC or redemption fee.

Generally, the sale proceeds are sent to you on the day following the day you place the sell order.


DIVIDENDS AND DISTRIBUTIONS
---------------------------
The Principal LifeTime 2030 Fund and the Balanced Fund each pay its net investment income on an annual basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date for the Balanced Fund is December 23rd (or previous business day). The payment date for the Principal LifeTime 2030 Fund is December 27th (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution for the Balanced Fund is made on the fourth business day of December and for the Principal LifeTime 2030 Fund is made on the sixth business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains the Funds distribute to shareholders may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Immediately prior to the reorganization, the Principal LifeTime 2030 Fund and the Balanced Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to their respective shareholders all of their investment company taxable income for taxable years ending on or prior to the reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the reorganization (after reduction for any available capital loss carry forward). Such dividends will be included in the taxable income each Fund distributes to its shareholders.


FEDERAL INCOME TAX CONSEQUENCES OF THE PROPOSED COMBINATION
-----------------------------------------------------------
The combination will be a tax-free "reorganization" under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). In the opinion of tax counsel to the Investors Fund, no gain or loss will be recognized by either Fund or either Fund's shareholders in connection with the combination, and the tax cost basis of the Principal LifeTime 2030 Fund shares received by shareholders of the Balanced Fund will equal the tax cost basis of their shares in the Balanced Fund and their holding period of the Principal LifeTime 2030 Fund shares will include the time during which the shareholders held the Balanced Fund shares.

COSTS AND EXPENSES
------------------
The Manager will bear all out-of-pocket fees and expenses incurred by the Funds in connection with the transactions contemplated by the Plan.

CONTINUATION OF SHAREHOLDER ACCOUNTS
------------------------------------
At the effective time of the Plan, you will cease to be a shareholder of the Balanced Fund and will become a shareholder of the Principal LifeTime 2030 Fund owning the same class of shares of the Principal LifeTime 2030 Fund having the same value as the investment you had in the Balanced Fund at the effective time.

                             PRINCIPAL RISK FACTORS

The primary investment objective of the Principal LifeTime 2030 Fund and the Balanced Fund is to seek long-term growth of capital. The Balanced Fund invests primarily in common stocks and corporate bonds. The Principal LifeTime 2030 Fund invests in shares of other series of Principal Investors Fund and is commonly referred to as a "fund of funds." In addition, over time the Principal LifeTime 2030 Fund will shift the percentage of its portfolio invested in the Underlying Funds to accommodate investors progressing from an asset accumulation objective to an income generating objective. As with all mutual funds, as the values of the assets of each Fund rise or fall, the share prices change for each. If you sell your shares when their value is less than the price you paid, you will lose money.

MAIN RISKS FOR THE BALANCED FUND
The value of the stocks owned by the Balanced Fund changes on a daily basis. Stock prices reflect the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Fixed-income security values change daily. Their prices reflect changes in interest rates, market conditions and amusements of other economic, political or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

Because the Balanced Fund invests in both stocks and bonds, the Fund may under-perform stock funds when stocks are in favor and under-perform bond funds when bonds are in favor.

MAIN RISKS FOR THE PRINCIPAL LIFETIME 2030 FUND
The Principal LifeTime 2030 Fund's investments are concentrated in the Underlying Funds and, as a result, the Principal LifeTime 2030 Fund's performance is directly related to their performance. The Principal LifeTime 2030 Fund's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Principal LifeTime 2030 Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Fund invests in them.

The Principal LifeTime 2030 Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the Fund's overall price swings. However, the Fund's share prices will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions.


Because it purchases equity securities, the Principal LifeTime 2030 Fund is subject to the risk that stock prices will fall over short or extended periods of time. A company in which a particular Underlying Fund invests may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. In addition, the Manager's assessment of the potential growth of Underlying Funds held by the Principal LifeTime 2030 Fund may prove incorrect, resulting in losses or poor performance even in a rising market. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


In addition to the general stock market, certain Underlying Funds have additional risks. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. To the extent an Underlying Fund invests in foreign securities, it is also subject to the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The values of the fixed-income securities in which certain Underlying Funds invest change daily. Their prices reflect changes in interest rates, market conditions and announcements of other economic, political of financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines.

                                    THE PLAN

PLAN OF ACQUISITION
-------------------
The terms of the Plan are summarized below. The summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A.

Under the Plan, the Principal LifeTime 2030 Fund will acquire all the assets and assume all the liabilities of the Balanced Fund and will issue to the Balanced Fund the number of shares of Common Stock of each share class of the Principal LifeTime 2030 Fund that has a net asset value equal to the net asset value
attributable to each corresponding share class of the Balanced Fund.   We expect
that the closing date will be May 21, 2003, assuming shareholder approval of the Plan, and that the effective time will be the close of regular trading on the NYSE at 3:00 P.M., Central Daylight Time, on that date. The series will determine their net asset values as of the effective time using the procedures described in the Investors Fund's prospectus (the procedures applicable to the Principal LifeTime 2030 Fund and the Balanced Fund are identical). The Principal LifeTime 2030 Fund will issue to the Balanced Fund a number of shares of each share class equal to the value of the net assets of each corresponding share class of the Balanced Fund outstanding at the effective time. The Balanced Fund will be managed such that at the effective time it will hold only cash or cash equivalents.


Immediately after the effective time, the Balanced Fund will distribute to you its Principal LifeTime 2030 Fund shares of the same class as the Balanced Fund shares you own in exchange for all your Balanced Fund shares of that class. You will receive shares of the Principal LifeTime 2030 Fund that are equal in value to the shares of the Balanced Fund you surrender in the exchange. In connection with the exchange, the Principal LifeTime 2030 Fund will credit on its books an appropriate number of its shares to the account of each Balanced Fund shareholder, and the Balanced Fund will cancel on its books all its shares registered to the account of that shareholder. Any outstanding certificate for Balanced Fund shares that is not surrendered will be deemed to represent the number of Principal LifeTime 2030 Fund shares for which the Balanced Fund shares have been exchanged. After the effective time, the Balanced Fund will dissolve in accordance with applicable law.


The consummation of the transactions contemplated by the Plan for the Balanced Fund is subject to the approval of the Plan by the shareholders of the Balanced Fund. The Plan may be amended, but no amendment may be made to the Plan which in the opinion of the Board of Directors would materially adversely affect the interests of the shareholders of the Balanced Fund after the shareholders of the Balanced Fund have approved the Plan. The Board of Directors may terminate the Plan at any time before the effective time if it believes that consummation of the transactions contemplated by the Plan would not be in the best interests of the shareholders.


The Manager will pay all fees and out-of-pocket expenses incurred by the Funds in connection with the transactions contemplated by the Plan.

DESCRIPTION OF SECURITIES TO BE ISSUED
--------------------------------------
The share classes of the Principal LifeTime 2030 Fund are shares of common stock, par value $.01 per share. They have the same rights with respect to the Principal LifeTime 2030 Fund as the share classes of the Balanced Fund have with respect to the Balanced Fund. Each share is entitled to one vote and has equal rights with every other share as to dividends, earnings, voting, assets and redemption. There is no cumulative voting for directors. Shares are fully paid and non-assessable, have no preemptive or conversion rights and are freely transferable. Each fractional share has proportionately the same rights as are provided for a full share. As of April 7, 2003, the Principal LifeTime 2030 Fund had the following number of shares of each class outstanding:

                         NUMBER OF OUTSTANDING
        CLASS                    SHARES
        -----            ---------------------
  Preferred
  Advisors Preferred
  Select
  Advisors Select
  Institutional
  Class J



REASONS FOR THE PROPOSED COMBINATION
------------------------------------
The Balanced Fund has a relatively small amount of assets and has experienced limited sales of shares. Shares of the Balanced Fund and Principal LifeTime 2030 Fund are used primarily to fund employer-sponsored retirement plans and Individual Retirement Accounts. The Board believes the Principal LifeTime 2030 Fund would be more likely to garner assets from retirement-oriented investors than the Balanced Fund. The likelihood that the Balanced Fund will achieve significant asset levels in the foreseeable future is low. The Board for the Balanced Fund considered these and other factors and determined that the proposed Plan would be in the best interests of the Balanced Fund and its shareholders, that the terms of the Plan are fair and reasonable and that the interests of the shareholders of the Balanced Fund will not be diluted as a result of the transactions contemplated by the Plan.

The Plan has been approved by the Board of Directors of the Principal LifeTime 2030 Fund and the Balanced Fund, including all of the directors who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act. In approving the Plan, the Boards considered the following factors, among others: (1) possible alternatives to the Plan; (2) the terms and conditions of the Plan and whether its implementation would result in dilution of shareholder interests or involve overreaching by any person concerned; (3) the advantages to the Balanced Fund's shareholders of investing in a larger asset pool with greater diversification; (4) any direct or indirect fees or expenses incurred by the Fund as a result of the Plan; (5) expense ratios and available information regarding the fees and expenses of the Funds, including any change in fees or expenses to be paid or borne by shareholders of the Balanced Fund (direct or indirectly) as a result of the Plan; (6) comparative investment performances of the Funds; (7) the direct or indirect federal income tax consequences of the Plan to shareholders of the Balanced Fund; (8) the continuity of or changes in services to be provided to shareholders following implementation of the Plan; and (9) the compatibility of the investment objectives and policies of the Funds and changes with respect to the investment objectives and policies of the Balanced Fund that will result from the Plan.

FEDERAL INCOME TAX CONSEQUENCES
-------------------------------
To be considered a tax-free "reorganization" under Section 368 of the Code, a reorganization must exhibit a continuity of business enterprise. Because the Principal LifeTime 2030 Fund will use a portion of the Balanced Fund's assets in its business and will continue the Balanced Fund's historic business, the combination of the Balanced Fund with the Principal LifeTime 2030 Fund will exhibit a continuity of business enterprise. Therefore, the combination will be considered a tax-free "reorganization," under applicable provisions of the Code. In the opinion of tax counsel to the Investors Fund, no gain or loss will be recognized by either of the Funds or their shareholders in connection with the combination, the tax cost basis of the Principal LifeTime 2030 Fund shares received by shareholders of the Balanced Fund will equal the tax cost basis of their shares in the Balanced Fund, and their holding periods for the Principal LifeTime 2030 Fund shares will include their holding periods for the Balanced Fund shares.

As of October 31, 2002, the Balanced Fund had an accumulated capital loss carryforward in the amount of approximately $2,069,000. After the reorganization, this loss will be available to the Principal LifeTime 2030 Fund to offset its capital gains, although the amount of offsetting losses available in any given year may be limited. As a result of this limitation, it is possible that the Principal LifeTime 2030 Fund may not be able to use these losses as rapidly as the Balanced Fund might have, and part of these losses may not be useable at all. The ability of the Principal LifeTime 2030 Fund to utilize the accumulated capital loss carry-forward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryfoward currently are available only to shareholders of the Balanced Fund. After the reorganization, however, these benefits will inure to the benefit of all shareholders of the Principal LifeTime 2030 Fund.


The foregoing is only a summary of the principal federal income tax consequences of the combination and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax advisers regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations which may apply in your particular circumstances.

CAPITALIZATION
--------------
The following table shows the capitalization of the Balanced Fund and the Principal LifeTime 2030 Fund separately, as of February 28, 2003, and combined in the aggregate (unaudited), as of that date, giving effect to the Plan:

                                                       BALANCED FUND
                        ----------------------------------------------------------------------------
                         ADVISORS                ADVISORS
                        PREFERRED   PREFERRED     SELECT                  INSTITUTIONAL
                          CLASS       CLASS       CLASS     SELECT CLASS      CLASS         CLASS J
                        ---------   ---------    --------   ------------  -------------     -------
 Net Assets             $2,248,373  $1,077,399  $1,379,424    $973,236       $8,074       $16,872,299
 Net Asset Value Per
 Share                  $     7.78  $     7.79  $     7.78    $   7.79       $ 7.74       $      7.75
 Shares Outstanding        288,853     138,221     177,363     124,999        1,043         2,177,506

                                              PRINCIPAL LIFETIME 2030 FUND
                        -------------------------------------------------------------------------
                        ADVISORS               ADVISORS
                        PREFERRED  PREFERRED    SELECT                 INSTITUTIONAL
                          CLASS      CLASS      CLASS    SELECT CLASS      CLASS         CLASS J
                        ---------  ---------   --------  ------------  -------------     -------
 Net Assets             $681,729   $2,094,994  $366,291     $8,516      $61,100,381    $12,495,898
 Net Asset Value Per
 Share                  $   8.52   $     8.51  $   8.51     $ 8.52      $      8.51    $      8.55
 Shares Outstanding       80,000      246,143    43,056      1,000        7,175,905      1,462,267

                                           COMBINED PRINCIPAL LIFETIME 2030 FUND
                        ----------------------------------------------------------------------------
                         ADVISORS                ADVISORS
                        PREFERRED   PREFERRED     SELECT                  INSTITUTIONAL
                          CLASS       CLASS       CLASS     SELECT CLASS      CLASS         CLASS J
                        ---------   ---------    --------   ------------  -------------     -------
                        $2,930,102              $1,745,715    $981,752     $61,108,455    $29,368,197
 Net Assets                         $3,172,393
 Net Asset Value Per
 Share                  $     8.52  $     8.51  $     8.51    $   8.52     $      8.51    $      8.55
 Shares Outstanding        343,894     372,747     205,151     115,230       7,176,854      3,435,635

      MANAGEMENT'S DISCUSSION OF PRINCIPAL LIFETIME 2030 FUND PERFORMANCE

The following discussion relates to the performance of the Principal LifeTime 2030 Fund during its most recent fiscal year, which ended October 31, 2002.


The Principal Investors Fund - Principal LifeTime 2030 Fund underperformed the 60% S&P 500/40% Lehman Aggregate Index for the year primarily due to the overweighted position in stocks versus bonds. For the one year period ended October 31, 2002, the Fund returned -7.26% compared to -6.68% for the Index. Individual security selection tended to add value, but overall performance suffered due to the Fund's overweighted equity position. The overweighted position in value companies versus growth companies tended to make a marginal contribution to the Fund's performance. International exposure was positive for overall Fund returns for the year. The fixed-income holdings continued to provide competitive returns for the Fund.

GROWTH OF $10,000

        Cumulative Returns
        as of October 31, 2002
Class                   1 Year  Life of Fund*
Advisors Preferred      -7.09%  -7.27%
Advisors Select         -7.26%  -7.43%
J                       -8.44%  -9.63%
Institutional           -6.63%  -6.76%
Preferred               -6.89%  -7.03%
Select                  -6.91%  -7.10%

        60% S&P
        500/40%
       Lehman                   Lehman
       Brothers   Standard &   Brothers     Morningstar      Principal
      Aggregate   Poor's 500   Aggregate     Domestic      LifeTime 2030
        Bond        Stock        Bond         Hybrid           Fund,
       Index        Index        Index       Category      Advisors Select
        10          10           10           10              10
"2001"  9.458       8.612        10.794       9.447           9.48
"2002"  9.826       7.311        11.43        9.93            9.792

 Note: Past performance is not predictive of future performance.
The performance of Advisors Preferred, Preferred, Select, Institutional, and Class J shares will vary from the performance of Advisors Select shares based on the differences in sales charges and fees. The returns shown do not reflect taxes, if any, that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

*       The inception date of the Class J shares was June 15, 2001.
        The Advisors Preferred, Advisors Select, Institutional, Preferred and Select Classes inception was March 1, 2001.

LOGO


The equity markets continued to disappoint investors with sharp price declines during the past year. Investor confidence is at low levels as the economy remains troubled and companies provide analysts with negative information about future quarters' earnings. The earnings shortfall and increased expectations of expanded overseas military activity kept the equity market in a downturn. The fixed-income markets advanced during the year as inflation remained low and yields moved down, increasing bond prices. The difference in yield between various fixed-income securities became wider as investors sought the safety of government securities. The economic future remains uncertain as economists continue to debate when the recovery will boost the financial markets.


Investors are uncomfortable with the equity markets for a number of reasons, including lack of earnings growth, continued financial scandals and a lackluster economy. As a result, investors have begun scrutinizing company financial statements more carefully to identify the quality firms. The integrity of financial reporting and companies' ability to grow earnings even in a slowing economic environment will be increasingly important to investors. Now that company CEOs must sign reported financial statements and assume personal liability for those numbers, investors may begin to feel more confident about the quality of reported earnings.


The equity markets experienced declines across all areas during the past year. Small-cap companies generally were down less than larger firms. International markets were down sharply and domestic growth and value firms fell together. Fixed-income markets advanced as yields dropped and prices increased across all maturities.


The Fund continues to maintain a diversified position with investments in domestic equities, foreign equities and domestic fixed-income securities. The Fund will remain overweighted in stocks versus bonds until a clear economic and market environment favors one asset class over the other. An improving economic environment in the coming year could provide value to the Fund's equity and fixed-income components.

1) LEHMAN BROTHERS AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.
2) MORNINGSTAR DOMESTIC HYBRID CATEGORY consists of domestic-hybrid funds that divide their assets among stocks. These funds tend to focus on conservative stocks and bonds.
3) S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.

         COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The investment objectives of each Fund is fundamental and certain investment restrictions which are designated as such in each Fund's prospectus or Statement of Additional Information are fundamental policies that may not be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholder's meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. All other investment policies and restrictions are not fundamental and may be changed by the Investors Fund Board of Directors without shareholder approval.

PRINCIPAL LIFETIME 2030 FUND
----------------------------
The Principal LifeTime 2030 Fund seeks to generate a total return consisting of long-term growth of capital and current income.

PRINCIPAL LIFETIME 2030 FUND STRATEGY
To pursue its goal, the Principal LifeTime 2030 Fund invests in shares of other Investors Funds (the "Underlying Funds"). The Underlying Funds are intended to give the Fund broad exposure to the domestic and foreign equity and fixed-income markets. At any time, the Sub-Advisors, PGI may add or substitute Underlying Funds in which the Fund invests.

Currently, approximately 60% of the Principal LifeTime 2030 Fund's assets are invested in equity securities and 40% in fixed-income securities. In deciding how to allocate the Fund's assets among the Underlying Funds, PGI considers long-term asset class returns and volatility assumptions. There are no minimum or maximum percentages in which the Principal LifeTime 2030 Fund must invest in any Underlying Fund.

As of December 31, 2002, the Principal LifeTime 2030 Fund's assets were allocated among the following Underlying Funds as follows:

      Bond & Mortgage Securities    18.8%   Partners LargeCap Growth I    7.3%
      Government Securities         10.2    Partners LargeCap Value      11.8
      International Emerging                Partners SmallCap Growth I
      Markets                        2.2                                  2.9
      International I               11.2    Preferred Securities          5.5
      LargeCap Growth                8.8    SmallCap Growth               3.5
      LargeCap Value                11.2    SmallCap Value                6.6


Over time, shifts in the allocations to the Underlying Funds will be designed to accommodate investors progressing from asset accumulation years to income-generations years. PGI intends to allocate the Principal LifeTime 2030 Fund's assets so that approximately five to ten years after the year 2030, the Fund's assets in the Underlying Funds matches the asset allocation of the Principal LifeTime Strategic Income Fund. At that time, the Principal LifeTime 2030 Fund may be combined with the Principal LifeTime Strategic Income Fund. The Board of Directors would need to determine at the time of the proposed combination that the combining of the funds is the best interests of the funds' shareholders.

BALANCED FUND
-------------
The Balanced Fund seeks to generate a total return consisting of current income and long-term growth of capital.

BALANCED FUND STRATEGY
The Balanced Fund seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities) and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Balanced Fund's assets. The remainder of the Balanced Fund's assets is invested in bonds and cash.

PGI serves as Sub-Advisor for the Balanced Fund. In making its selection of equity securities, PGI looks for companies that have predictable earnings and which, based on growth prospects, it believes are undervalued in the marketplace. PGI buys stocks with the objective of long-term capital appreciation. From time to time, PGI purchases stocks with the expectation of price appreciation over the short-term. In response to changes in economic conditions, PGI may change the make-up of the portfolio and emphasize different market sectors by buying and selling the portfolio's stocks. The Balanced Fund may invest up to 25% of its assets in securities of foreign companies.


Fixed-income securities are purchased to generate income and for capital appreciation purposes when PGI thinks that declining interest rates may increase market value. Deep discount bonds (those which sell at a substantial discount from their face amount) are also purchased to generate capital appreciation. The Balanced Fund may invest in bonds with speculative characteristics but does not intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's Rating Service or Baa by Moody's Investors Service, Inc. Fixed-income securities that are not investment grade are commonly referred to as "junk bonds" or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

The Balanced Fund and each of the Underlying Funds in which the Principal LifeTime 2030 Fund invests have the same investment policies and restrictions.

BALANCED FUND AND UNDERLYING FUND INVESTMENT POLICIES AND RESTRICTIONS

Fundamental Restrictions
------------------------
Each of the following restrictions for the Balanced Fund and each of the Underlying Funds in which the Principal LifeTime 2030 Fund invests is a matter of fundamental policy and may not be changed without shareholder approval. The Funds may not:
  . Issue any senior securities as defined in the 1940 Act, as amended.
    Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.
  . Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.
  . Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate. . Borrow money, except that it may a) borrow from banks (as defined in the
    1940 Act, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; c) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and d) purchase securities on margin to the extent permitted by applicable law (the deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered purchase of securities on margin).
  . Make loans, except that the series may a) purchase and hold debt obligations in accordance with its investment objective and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.
  . Invest more than 5% of its total assets in the securities of any one issuer
    (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the series.
  . Act as an underwriter of securities, except to the extent that the series may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
  . Concentrate its investments in any particular industry, except that the series may invest up to 25% of the value of its total assets in a single industry, provided that, when the series has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
  . Sell securities short (except where the series holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

Non-Fundamental Restrictions
----------------------------

The Balanced Fund and each of the Underlying Funds in which the Principal LifeTime 2030 Fund invests have also adopted the following restrictions that are not fundamental policies and that may be changed without shareholder approval. It is contrary to each Fund's present policy to:
  . Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.
  . Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.
  . Invest in companies for the purpose of exercising control or management.
  . Enter into a) any futures contracts and related options for non-bona fide hedging purposes within the meaning of Commodity Futures Trading Commission
    (CFTC) regulations if the aggregate initial margin and premiums required to establish such positions will exceed 5% of the fair market value of the series' net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and b) any futures contracts if the aggregate amount of such series' commitments under outstanding futures contracts positions would exceed the market value of its total assets.
  . Invest more than 5% of its total assets in real estate limited partnership interests.
  . Acquire securities of other investment companies in reliance on Section
    12(d) (1) (F) or (G) of the 1940 Act.

PRINCIPAL LIFETIME 2030 FUND INVESTMENT POLICIES AND RESTRICTIONS
-----------------------------------------------------------------

Fundamental Restrictions
------------------------
Each of the following restrictions is a matter of fundamental policy of the Principal LifeTime 2030 Fund and may not be changed without shareholder approval. The Principal LifeTime 2030 Fund may not:

.. Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.
.. Purchase or sell commodities or commodities contracts except that the Fund may invest in Underlying Funds that may purchase or write interest rate, currency and stock and bond index futures contracts and related options thereon.
.. Purchase or sell real estate or interests therein, although the Fund may purchase Underlying Funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.
.. Borrow money, except that it may a) borrow from banks (as defined in the 1940
  Act) or other financial institutions in amounts up to 33 1/3% of its total assets (including the amount borrowed) and b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes.
.. Make loans, except that the Fund may a) purchase Underlying Funds which purchase and hold debt obligations; and b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Fund or an underlying fund. For the purpose of this restriction, lending of fund securities by the Underlying Funds are not deemed to be loans.
.. Act as an underwriter of securities, except to the extent that the Fund or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
.. Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Fund will concentrate its investments in the mutual fund industry. This restriction does not apply to the Fund's investments in the mutual fund industry by virtue of its investments in the Underlying Funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
.. Sell securities short.

Non-Fundamental Restrictions
----------------------------
The Principal LifeTime 2030 Fund has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Principal LifeTime 2030 Fund's present policy to:

.. Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the Underlying Funds and collateral arrangements with respect to initial or variation margin for futures by the Underlying Funds are not deemed to be pledges of assets.
.. Invest in companies for the purpose of exercising control or management.

INVESTMENT ADVISORY SERVICES
----------------------------
The Manager serves as investment advisor to the Investors Fund. The Manager has entered into a sub-advisory agreement with PGI to provide investment advisory services to the Balanced Fund as well as the Principal LifeTime 2030 Fund and nine of the twelve Underlying Funds in which the Principal LifeTime 2030 Fund invested as of December 31, 2002. PGI is a directly wholly-owned subsidiary of Principal Life and an affiliate of the Manager. The Principal LifeTime 2030 Fund paid the Manager a fee equal to 0.1225% of the Principal LifeTime 2030 Fund's average daily net assets for services provided during the fiscal year ended October 31, 2002 and the Manager paid PGI a sub-advisory fee equal to 0.0425% of such assets. Based upon the allocation of the Principal LifeTime 2030 Fund's assets as of December 31, 2002, the Manager's weighted average management fee for the Underlying Funds was 0.67% of the Fund's average daily net assets.

The Manager has also entered into a sub-advisory agreement with PGI to provide investment advisory services to the Balanced Fund. The Balanced Fund paid the Manager a fee equal to 0.50% of the Balanced Fund's average daily net assets for services provided during the fiscal year ended October 31, 2002 and the Manager paid PGI a sub-advisory fee of 0.086% of the equity securities portion of such assets and 0.10% of the fixed-income securities portion of such assets.

If the Plan is approved, a large portion of the combined assets of the Funds will continue to be sub-advised by PGI, the Manager will receive higher overall advisory fees with respect to the assets formerly owned by the Balanced Fund, and the amount of the Manager's expense reimbursement for Class J shares by the Manager will be reduced.

                    ADDITIONAL INFORMATION ABOUT THE SERIES

Additional information about the Funds is available in their annual reports to shareholders for the year ended October 31, 2002, and in the following documents which have been filed with the SEC: prospectus and Statement of Additional Information for the Investors Fund (including the Principal LifeTime 2030 Fund and Balanced Fund) dated March 1, 2003; and Statement of Additional Information for the registration statement of which this prospectus/ information statement is a part, dated April 10, 2003. You may obtain copies of the annual reports to shareholders, the prospectuses and the Statements of Additional Information by contacting Princor Financial Services Corporation at Des Moines, Iowa 50392-2080, or by telephoning shareholder services toll-free at 1-800-247-4123.


Each of the Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, as applicable. Accordingly, each files reports, proxy materials and other information with the SEC. You may inspect those reports, proxy materials and other information at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D. C. 20549. Copies of such materials also may be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D. C. 20549, at prescribed rates, or at no charge from the EDGAR database on the Commission's website at "www.sec.gov."

                           PROPOSALS OF SHAREHOLDERS

A shareholder who has an issue that he or she would like to have included in the agenda at a Principal Investors Fund shareholder meeting should send the proposal to the Investors Fund at the Principal Financial Group, Des Moines, Iowa 50392-0200. To be considered for presentation at a shareholders meeting, the proposal must be received a reasonable time before a solicitation is made for such meeting. Timely submission of a proposal does not necessarily mean that such proposal will be included.

                                 OTHER BUSINESS

We do not know of any business to be brought before the meeting other than the matters set forth in this prospectus/ information statement.

                                   APPENDIX A

                            PRINCIPAL INVESTORS FUND
                              PLAN OF ACQUISITION
                 BALANCED FUND AND PRINCIPAL LIFETIME 2030 FUND

The Board of Directors of Principal Investors Fund (the "Fund") deem it advisable that the Principal LifeTime 2030 Fund of the Fund acquire all of the assets of the Balanced Fund in exchange for the assumption by the Principal LifeTime 2030 Fund of all of the liabilities of the Balanced Fund and shares issued by the Principal LifeTime 2030 Fund which are thereafter to be distributed by the Balanced Fund pro rata to its shareholders in complete liquidation and termination of the Balanced Fund and in exchange for all of the Balanced Fund's outstanding shares.

The Balanced Fund will transfer to the Principal LifeTime 2030 Fund and the Principal LifeTime 2030 Fund will acquire from the Balanced Fund, all of the assets of the Balanced Fund on the Closing Date and will assume from the Balanced Fund all of the liabilities of the Balanced Fund in exchange for the issuance of the number of shares of the Principal LifeTime 2030 Fund determined as provided in the following paragraphs, which will be subsequently distributed pro rata to the shareholders of the Balanced Fund in complete liquidation and termination of the Balanced Fund and in exchange for all of the Balanced Fund's outstanding shares. The Balanced Fund will not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by the Balanced Fund in proper form prior to the Closing Date shall be fulfilled by the Balanced Fund. Redemption requests received by the Balanced Fund thereafter will be treated as requests for redemption of those shares of the Principal LifeTime 2030 Fund allocable to the shareholder in question.

Each Fund will declare to its shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing Date.

On the Closing Date, the Principal LifeTime 2030 Fund will issue to the Balanced Fund a number of full and fractional shares of the Principal LifeTime 2030 Fund, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of the Balanced Fund. The aggregate value of the net assets of the Balanced Fund and the Principal LifeTime 2030 Fund shall be determined in accordance with the then current Prospectus of the Principal LifeTime 2030 Fund as of closing of the New York Stock Exchange on the Closing Date.

The closing of the transactions contemplated in this Plan (the "Closing") shall be held at the offices of Principal Management, 680 8th Street, Des Moines, Iowa 50392-2080 at 3:00 p.m. Central Daylight Time on May 21, 2003 or on such earlier or later date as fund management may determine. The date on which the Closing is to be held as provided in this Plan shall be known as the "Closing Date."

In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for the Principal LifeTime 2030 Fund or the Balanced Fund to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

As soon as practicable after the Closing, the Balanced Fund shall (a) distribute on a pro rata basis to the shareholders of record of the Balanced Fund at the close of business on the Closing Date the shares of the Principal LifeTime 2030 Fund received by the Balanced Fund at the Closing in exchange for all of the Balanced Fund's outstanding shares, and (b) be liquidated in accordance with applicable law and the Fund's Articles of Incorporation.

For purposes of the distribution of shares of the Principal LifeTime 2030 Fund to shareholders of the Balanced Fund, the Principal LifeTime 2030 Fund shall credit on the books of the Principal LifeTime 2030 Fund an appropriate number of shares of the Principal LifeTime 2030 Fund to the account of each shareholder of the Balanced Fund. No certificates will be issued for shares of the Principal LifeTime 2030 Fund. After the Closing Date and until surrendered, each outstanding certificate, if any, which, prior to the Closing Date, represented shares of the Balanced Fund, shall be deemed for all purposes of the Fund's Articles of Incorporation and Bylaws to evidence the appropriate number of shares of the Principal LifeTime 2030 Fund to be credited on the books of the Principal LifeTime 2030 Fund in respect of such shares of the Balanced Fund as provided above.

Prior to the Closing Date, the Balanced Fund shall deliver to the Principal LifeTime 2030 Fund a list setting forth the assets to be assigned, delivered and transferred to the Principal LifeTime 2030 Fund, including the securities then owned by the Balanced Fund and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by the Principal LifeTime 2030 Fund pursuant to this Plan.

All of the Balanced Fund's portfolio securities shall be delivered by the Balanced Fund's custodian on the Closing Date to the Principal LifeTime 2030 Fund or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the 1940 Act, transferred to an account in the name of the Principal LifeTime 2030 Fund or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from the Balanced Fund's account at its custodian to the Principal LifeTime 2030 Fund's account at its custodian. If on the Closing Date the Balanced Fund is unable to make good delivery to the Principal LifeTime 2030 Fund's custodian of any of the Balanced Fund's portfolio securities because such securities have not yet been delivered to the Balanced Fund's custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and the Balanced Fund shall deliver to the Principal LifeTime 2030 Fund's custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to the Principal LifeTime 2030 Fund, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers' confirmations, as may be reasonably required by the Principal LifeTime 2030 Fund.

This Plan may be abandoned and terminated, whether before or after action thereon by the shareholders of the Balanced Fund and notwithstanding favorable action by such shareholder, if the Board of Directors believe that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of either Fund. This Plan may be amended by the Fund's Board of Directors at any time, except that after approval by the shareholders of the Balanced Fund no amendment may be made with respect to the Plan which in the opinion of the Board of Directors materially adversely affects the interests of the shareholders of the Balanced Fund.

Except as expressly provided otherwise in this Plan, Principal Management will pay or cause to be paid all out-of-pocket fees and expenses incurred by the Balanced Fund or the Principal LifeTime 2030 Fund in connection with the transactions contemplated under this Plan, including, but not limited to, accountants' fees, legal fees, registration fees, printing expenses, transfer taxes (if any) and the fees of banks and transfer agents.

                         PRINCIPAL INVESTORS FUND, INC.
                          DES MOINES, IOWA 50392-0200
                      STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus/ information statement dated April 10, 2003 for the special meeting of the holders of each share class of the common stock, $.01 par value per share, of the International SmallCap Fund, a series of Principal Investors Fund, Inc., an open-end management investment company. The meeting is to be held on Wednesday, May 14, 2003. A copy of the prospectus/information statement may be obtained from Principal Management Corporation.


The prospectus/information statement describes certain transactions contemplated by the proposed combination of the Balanced Fund with the Principal LifeTime 2030 Fund pursuant to the terms of a Plan of Acquisition ("Plan"). Under the Plan, the Principal LifeTime 2030 Fund would acquire all the assets and assume all the liabilities of the Balanced Fund and issue in exchange shares of each share class of its common stock. The Balanced Fund would immediately redeem all its outstanding shares by distributing the Principal LifeTime 2030 Fund shares to its shareholders. As a result, each shareholder would own shares in the Principal LifeTime 2030 Fund equal in value to shares of the same class as he or she had owned in the Balanced Fund at the effective time. Principal Management Corporation has agreed to pay all expenses incurred by the series in connection with the Plan.

The date of the Statement of Additional Information is April 10, 2003.

                               OTHER INFORMATION

The information otherwise required to be set forth in this Statement of Additional Information is included in the prospectuses and Statements of Additional Information of the Investors Fund, dated March 1, 2003, and in the Investors Fund's Annual Report to Shareholders for the year ended October 31, 2002, all of which are incorporated herein by reference.

                              FINANCIAL STATEMENTS

The financial statements and footnotes thereto of the Principal Investors Fund, Inc., together with the Report of Independent Auditors thereon, are incorporated herein by reference from the Principal Investors Fund's Annual Report to Shareholders for the year ended October 31, 2002.

The financial statements of Principal Investors Fund, Inc. listed above and incorporated by reference into this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon and incorporated herein by reference. Such financial statements are incorporated by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                          OCTOBER 31, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                         COMBINED
                                         PRINCIPAL                       PRINCIPAL
                                          LIFETIME                     LIFETIME 2030
                          BALANCED         2030         PRO FORMA          FUND
                            FUND           FUND        ADJUSTMENTS
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..  $ 22,051,504   $ 43,731,321   $      --        $ 65,782,825
                        ============   ============   =========        ============
ASSETS
Investment in
 securities--at value.  $ 21,291,549   $ 40,755,596          --          62,047,145
Cash..................        18,371         83,598          --             101,969
Receivables:
 Capital Shares sold..        13,597        173,595          --             187,192
 Dividends and
  interest............        84,777             --          --              84,777
 Investment securities
  sold................        30,511             --          --              30,511
                        ------------   ------------   ---------        ------------
          Total Assets    21,438,805     41,012,789          --          62,451,594
LIABILITIES
Accrued expenses......        19,320          8,900          --              28,220
Payables:
 Investment securities
  purchased...........       406,730             --          --             406,730
                        ------------   ------------   ---------        ------------
     Total Liabilities       426,050          8,900          --             434,950
                        ------------   ------------   ---------        ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES  $ 21,012,755   $ 41,003,889   $      --        $ 62,016,644
                        ============   ============   =========        ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......  $ 23,906,014   $ 43,904,653   $      --        $ 67,810,667
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....       241,046        284,239          --             525,285
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).    (2,374,350)      (209,278)         --          (2,583,628)
Net unrealized
 appreciation
 (depreciation) of
 investments..........      (759,955)    (2,975,725)         --          (3,735,680)
                        ------------   ------------   ---------        ------------
      Total Net Assets  $ 21,012,755   $ 41,003,889   $      --        $ 62,016,644
                        ============   ============   =========        ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....   145,000,000    145,000,000          --         145,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........  $  2,394,499   $    645,865   $      --        $  3,040,364
  Shares issued and
 outstanding..........       296,736         73,873     (22,766)/(b)/       347,843
  Net asset value per
 share................  $       8.07   $       8.74          --        $       8.74
                        ============   ============          ==        ============

Advisors Select: Net
 Assets...............  $  1,422,587   $     12,582   $      --        $  1,435,169
  Shares issued and
 outstanding..........       176,656          1,442     (13,702)/(b)/       164,396
  Net asset value per
 share................  $       8.05   $       8.73          --        $       8.73
                        ============   ============          ==        ============

Class J: Net Assets...  $ 15,113,124   $  7,610,667   $      --        $ 22,723,791
  Shares issued and
 outstanding..........     1,885,797        870,710    (156,607)/(b)/     2,599,900
  Net asset value per
 share /(a)/..........  $       8.01   $       8.74          --        $       8.74
                        ============   ============          ==        ============

Institutional: Net
 Assets...............  $      8,403   $ 31,841,183   $      --        $ 31,849,586
  Shares issued and
 outstanding..........         1,043      3,629,869         (85)/(b)/     3,630,827
  Net asset value per
 share................  $       8.06   $       8.77          --        $       8.77
                        ============   ============          ==        ============

Preferred: Net Assets.  $  1,063,997   $    884,843   $      --        $  1,948,840
  Shares issued and
 outstanding..........       131,409        101,078      (9,809)/(b)/       222,678
  Net asset value per
 share................  $       8.10   $       8.75          --        $       8.75
                        ============   ============          ==        ============

Select: Net Assets....  $  1,010,145   $      8,749   $      --        $  1,018,894
  Shares issued and
 outstanding..........       124,999          1,000      (9,554)/(b)/       116,445
  Net asset value per
 share................  $       8.08   $       8.75          --        $       8.75
                        ============   ============          ==        ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge
/(b) /Reflects new shares issued, net of retired shares of Balanced Fund.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                    YEAR ENDED OCTOBER 31, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                                                          COMBINED
                                       PRINCIPAL                         PRINCIPAL
                                        LIFETIME                       LIFETIME 2030
                          BALANCED        2030          PRO FORMA           FUND
                            FUND          FUND      ADJUSTMENTS/(A)/
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends...........   $   131,679   $   426,496   $             --    $   558,175
 Interest............       334,477           909                 --        335,386
                        -----------   -----------   ----------------    -----------
          Total Income      466,156       427,405                 --        893,561
Expenses:
 Management and
  investment advisory
  fees...............        77,240        25,814            (58,280)        44,774
 Distribution fees...        60,247        23,701                 --         83,948
 Administrative
  service fees.......         7,223           477                 --          7,700
 Service fees........        10,983           618                 --         11,601
 Transfer and
  administrative fees
  - Class J..........        44,939        20,010                 --         64,949
 Other expenses -
  Class J............            43            43                 --             86
                        -----------   -----------   ----------------    -----------
  Total Gross Expenses      200,675        70,663           (58,280)        213,058
 Less: Fees paid
  indirectly.........         1,465            --                 --          1,465
                        -----------   -----------   ----------------    -----------
    Total Net Expenses      199,210        70,663   (58,280)                211,593
                        -----------   -----------   ----------------    -----------
 Net Investment Income
      (Operating Loss)      266,946       356,742             58,280        565,408

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment
  transactions.......    (2,268,858)     (159,681)                --     (2,428,539)
 Other investment
  companies..........            --           178                 --            178
Change in unrealized
 appreciation/depreciation
 of:
 Investments..........       (55,449)   (2,945,544)                --     (3,000,993)
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies   (2,324,307)   (3,105,047)                --     (5,429,354)
                         -----------   -----------   ----------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations  $(2,057,361)  $(2,748,305)  $         58,280    $(4,747,386)
                         ===========   ===========   ================    ===========



/(a) /Reflects estimated reduction in expenses due to lower management and investment advisory fees, larger net assets and greater economies of scale, and assumes the Principal LifeTime 2030 Fund fee structure was in effect for the twelve months ended October 31, 2002.
See accompanying notes.

                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

1. BASIS OF COMBINATION

On March 10, 2003, the Board of Directors of Principal Investors Fund, Inc. approved an Agreement and Plan of Reorganization whereby, subject to approval by the shareholders of Balanced Fund, Principal LifeTime 2030 Fund will acquire all the assets of Balanced Fund subject to the liabilities of such Fund, in exchange for a number of shares equal to the pro rata net assets of shares of Principal LifeTime 2030 Fund (the "Merger").

The Merger will be accounted for as a tax-free merger of investment companies. The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at October 31, 2002. The unaudited pro forma schedule of investments and statement of assets and liabilities reflect the financial position of Balanced Fund and Principal LifeTime 2030 Fund at October 31, 2002. The unaudited pro forma statement of operations reflects the results of operations of Balanced Fund and Principal LifeTime 2030 Fund for the twelve months ended October 31, 2002. The statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for Balanced Fund and Principal LifeTime 2030 Fund under accounting principles generally accepted in the United States. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of Principal LifeTime 2030 Fund for pre-combination periods will not be restated.

The pro forma schedule of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.

2. SECURITY VALUATION

Principal LifeTime 2030 Fund primarily invests in combinations of other funds (the "Underlying Funds") managed by Principal Management Corporation. Investments in Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Balanced Fund values securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and international securities the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Short-term securities are valued at amortized cost, which approximates market.

3. CAPITAL SHARES

The pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of Balanced Fund by Principal LifeTime 2030 Fund as of October 31, 2002. The number of additional shares issued was calculated by dividing the net asset value of each class of Balanced Fund by the respective class net asset value per share of Principal LifeTime 2030 Fund.

4. PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on October 31, 2002. The expenses of the Balanced Fund were adjusted assuming the fee structure of Principal LifeTime 2030 Fund was in effect for the twelve months ended October 31, 2002.

5. DISTRIBUTIONS

No provision for federal income taxes is considered necessary because each Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Balanced Fund and Principal LifeTime 2030 Fund will distribute substantially all of their net investment income and any realized gains prior to the merger date.

------------------------------------------------------------------------------------------------------------------------------
 Principal Amount or Number of Shares
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
 Balanced            Principal LifeTime
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
   Fund                   2030 Fund                Combined
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                  COMMON STOCKS (20.41%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Advertising Services (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             180                                              180          R.H. Donnelley 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Aerospace & Defense (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             220                                              220          Esterline Technologies 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Aerospace & Defense Equipment (0.35%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             670                                              670          BE Aerospace 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             140                                              140          DRS Technologies 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,580                                            1,580          Lockheed Martin 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             250                                              250          Moog 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,770                                            1,770          United Technologies 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Agricultural Chemicals (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             390                                              390          Agrium 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Agricultural Operations (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             330                                              330          Delta & Pine Land 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Apparel Manufacturers (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             330                                              330          Phillips-Van Heusen 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             200                                              200          Quiksilver 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Applications Software (0.45%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             430                                              430          Citrix Systems 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             570                                              570          Intuit 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           4,200                                            4,200          Microsoft 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,260                                            3,260          Siebel Systems 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Auto-Medium & Heavy Duty Trucks (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
              90                                               90          Oshkosh Truck 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Auto/Truck Parts & Equipment-Original (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             220                                              220          American Axle & Manufacturing Holdings 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,000                                            1,000          Tower Automotive 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Auto/Truck Parts & Equipment-Replacement (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             340                                              340          Aftermarket Technology 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Building & Construction Products-Miscellaneous (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             220                                              220          ElkCorp 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Building Products-Air & Heating (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             280                                              280          Lennox International 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Building Products-Wood (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             234                                              234          Universal Forest Products 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Building-Heavy Construction (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             260                                              260          Chicago Bridge & Iron 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             200                                              200          Granite Construction 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Building-Residential & Commercial (0.11%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             180                                              180          Dominion Homes 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,130                                            1,130          Lennar 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             100                                              100          Ryland Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Cable TV (0.10%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,710                                            2,710          Comcast 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Casino Hotels (0.19%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             230                                              230          Ameristar Casinos 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             280                                              280          Aztar 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             610                                              610          Harrah's Entertainment 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,100                                            1,100          MGM Mirage 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           7,400                                            7,400          Park Place Entertainment 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Chemicals-Diversified (0.29%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,210                                            3,210          E.I. Du Pont de Nemours 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             190                                              190          Georgia Gulf 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,320                                            2,320          Hercules 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             670                                              670          Rohm & Haas 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Chemicals-Specialty (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             150                                              150          Albemarle 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Circuit Boards (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             170                                              170          Benchmark Electronics 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Coal (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             370                                              370          Arch Coal 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Coatings & Paint (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             410                                              410          RPM 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Collectibles (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             260                                              260          Action Performance 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Commercial Banks (0.60%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,380                                            3,380          Amsouth Bancorp 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,439                                            1,439          Commerce Bancshares 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             120                                              120          First Midwest Bancorp 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,970                                            1,970          First Tennessee National 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             630                                              630          Gold Banc 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             370                                              370          Greater Bay Bancorp 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
              78                                               78          Independent Bank 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             350                                              350          Local Financial 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,850                                            1,850          North Fork Bancorp. 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             200                                              200          Old National Bancorp 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             270                                              270          Sky Financial Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             180                                              180          South Financial Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,560                                            1,560          UnionBanCal 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Commercial Service-Finance (0.51%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           4,010                                            4,010          H&R Block 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           4,910                                            4,910          Paychex 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Commercial Services (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,020                                            1,020          Alliance Data Systems 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             260                                              260          Central Parking 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Computer Data Security (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             150                                              150          Netscreen Technologies 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Computer Services (0.11%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,080                                            2,080          Computer Sciences 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Computers (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,601                                            1,601          Hewlett-Packard 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Computers-Memory Devices (0.14%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,130                                            5,130          EMC 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           4,130                                            4,130          Veritas Software 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Computers-Peripheral Equipment (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
              51                                               51          Electronics for Imaging 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Consulting Services (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             310                                              310          Right Management Consultants 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Consumer Products-Miscellaneous (0.18%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,160                                            1,160          American Greetings 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,560                                            1,560          Clorox 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             380                                              380          Fortune Brands 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
              80                                               80          Scotts 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Containers-Metal & Glass (0.13%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,270                                            1,270          Ball 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,760                                            1,760          Owens-Illinois 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Containers-Paper & Plastic (0.06%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,330                                            1,330          Pactiv 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             630                                              630          Sealed Air 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Cosmetics & Toiletries (0.39%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,670                                            2,670          Gillette 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             490                                              490          Kimberly-Clark 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,580                                            1,580          Procter & Gamble 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Data Processing & Management (0.25%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           4,140                                            4,140          Acxiom 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,380                                            2,380          Automatic Data Processing 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Decision Support Software (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             290                                              290          Cognos 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             240                                              240          NetIQ 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             550                                              550          Precise Software Solutions 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Diagnostic Kits (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             170                                              170          Idexx Laboratories 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Distribution-Wholesale (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             360                                              360          Aviall 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Diversified Financial Services (0.28%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           4,750                                            4,750          Citigroup 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Diversified Manufacturing Operations (0.40%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             380                                              380          3M 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             240                                              240          A.O. Smith 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           7,520                                            7,520          General Electric 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             130                                              130          Harsco 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Diversified Operations (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             462                                              462          Walter Industries 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       E-Commerce-Services (0.06%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           6,120                                            6,120          WebMD 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Electric-Integrated (0.66%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             160                                              160          Black Hills 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             149                                              149          CH Energy Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           7,490                                            7,490          Edison International 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,130                                            2,130          Entergy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,220                                            2,220          Exelon 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,740                                            1,740          PPL 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             960                                              960          Progress Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,050                                            1,050          TXU 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Electronic Components-Miscellaneous (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             240                                              240          OSI Systems 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Electronic Components-Semiconductor (0.18%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             587                                              587          Applied Micro Circuits 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,780                                            2,780          Intel 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,650                                            3,650          LSI Logic 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             280                                              280          Omnivision Technologies 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,430                                            2,430          Texas Instruments 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Electronics-Military (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             360                                              360          L-3 Communications Holdings 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Engineering-Research & Development Services (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
              90                                               90          EMCOR Group 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             270                                              270          URS 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Engines-Internal Combustion (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             140                                              140          Briggs & Stratton 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Enterprise Software & Service (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,680                                            5,680          BEA Systems 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Entertainment Software (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             200                                              200          Activision 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Fiduciary Banks (0.15%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,260                                            2,260          State Street 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Finance-Investment Banker & Broker (0.37%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,120                                            1,120          Bear Stearns 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             150                                              150          Jefferies Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,080                                            3,080          Merrill Lynch 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             970                                              970          Morgan Stanley Dean Witter 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Finance-Mortgage Loan/Banker (0.15%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,390                                            1,390          Federal National Mortgage Association 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Food-Confectionery (0.12%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             110                                              110          J.M. Smucker 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,300                                            1,300          Wm. Wrigley Jr. 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Food-Miscellaneous/Diversified (0.05%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
              90                                               90          American Italian Pasta 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             710                                              710          Dole Food 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             120                                              120          J & J Snack Foods 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             180                                              180          Ralcorp Holdings 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Food-Retail (0.08%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             520                                              520          Whole Foods Market 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,930                                            1,930          Winn-Dixie Stores 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Food-Wholesale & Distribution (0.40%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             840                                              840          Supervalu 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           7,330                                            7,330          Sysco 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Garden Products (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
              96                                               96          Toro 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Gas-Distribution (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             300                                              300          AGL Resources 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             230                                              230          New Jersey Resources 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             210                                              210          Oneok 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             130                                              130          Peoples Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             390                                              390          Southern Union 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Home Furnishings (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
              97                                               97          Bassett Furniture Industries 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Identification System-Development (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             240                                              240          Paxar 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Industrial Gases (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             500                                              500          Airgas 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Instruments-Controls (0.06%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             350                                              350          Johnson Controls 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             210                                              210          Photon Dynamics 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             250                                              250          Watts Industries 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Internet Brokers (0.10%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          13,550                                           13,550          E*trade Group 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Internet Financial Services (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             340                                              340          IndyMac Bancorp 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Internet Security (0.23%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,890                                            3,890          CheckFree 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             230                                              230          Internet Security Systems 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,920                                            1,920          Symantec 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Investment Companies (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             250                                              250          American Capital Strategies 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Life & Health Insurance (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             130                                              130          Scottish Annuity & Life Holdings 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
              80                                               80          Stancorp Financial Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Lottery Services (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             200                                              200          Gtech Holdings 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Machinery-Construction & Mining (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             230                                              230          Terex 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Machinery-General Industry (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             470                                              470          Albany International 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Machinery-Material Handling (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
              70                                               70          Nacco Industries 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Medical Instruments (0.69%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           4,305                                            4,305          Biomet 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           6,140                                            6,140          Medtronic 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             700                                              700          St. Jude Medical 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Medical Products (0.56%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,960                                            5,960          Johnson & Johnson 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Medical Sterilization Product (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             920                                              920          Steris 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Medical-Biomedical/Gene (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             170                                              170          Enzon 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Medical-Drugs (0.63%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             250                                              250          Forest Laboratories 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,330                                            2,330          ICN Pharmaceuticals 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             200                                              200          OSI Pharmaceuticals 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,730                                           10,730          Pfizer 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             530                                              530          Salix Pharmaceuticals 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Medical-Generic Drugs (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             710                                              710          Mylan Laboratories 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Medical-HMO (0.13%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             600                                              600          Aetna 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             600                                              600          UnitedHealth Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Medical-Hospitals (0.19%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             360                                              360          Curative Health Services 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,865                                            3,865          Tenet Healthcare 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Medical-Outpatient & Home Medical Care (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             410                                              410          Select Medical 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Medical-Wholesale Drug Distribution (0.40%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,580                                            3,580          Cardinal Health 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Metal Processors & Fabrication (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             180                                              180          Quanex 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             470                                              470          Worthington Industries 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Metal-Diversified (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             990                                              990          Hecla Mining 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Miscellaneous Investing (0.32%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,270                                            3,270          Annaly Mortgage Management 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             180                                              180          Capital Automotive 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             200                                              200          CBL & Associates Properties 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             170                                              170          Chelsea Property Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             250                                              250          Developers Diversified Realty 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
              80                                               80          Essex Property Trust 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             120                                              120          Home Properties of New York 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             100                                              100          Hospitality Properties Trust 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             520                                              520          IMPAC Mortgage Holdings 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             220                                              220          Keystone Property Trust 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             160                                              160          Macerich 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,140                                            2,140          Mack-Cali Realty 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             150                                              150          Manufactured Home Communities 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             200                                              200          Pan Pacific Retail Properties 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             160                                              160          Prentiss Properties Trust 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             170                                              170          PS Business Parks 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             170                                              170          Regency Centers 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             140                                              140          SL Green Realty 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             220                                              220          United Dominion Realty Trust 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Money Center Banks (0.40%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,530                                            3,530          Bank of America 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Motorcycle & Motor Scooter (0.19%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,300                                            2,300          Harley-Davidson 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Multi-line Insurance (0.55%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             610                                              610          Allstate 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,610                                            2,610          American International Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             950                                              950          Cigna 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,330                                            2,330          MetLife 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,140                                            2,140          Old Republic International 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Multimedia (0.39%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,790                                            1,790          Belo 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,470                                            1,470          Gannett 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,070                                            1,070          McGraw-Hill 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,070                                            1,070          Walt Disney 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Networking Products (0.42%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             140                                              140          Anixter International 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             120                                              120          Black Box 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          14,510                                           14,510          Cisco Systems 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,120                                            5,120          Emulex 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Non-Ferrous Metals (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             480                                              480          RTI International Metals 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Non-hazardous Waste Disposal (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             770                                              770          Allied Waste Industries 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Office Automation & Equipment (0.17%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             260                                              260          Global Imaging Systems 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,630                                            3,630          Ikon Office Solutions 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          11,340                                           11,340          Xerox 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Oil Company-Exploration & Production (0.20%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,240                                            1,240          Apache 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             388                                              388          Denbury Resources 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             280                                              280          Encore Acquisition 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             140                                              140          Evergreen Resources 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             110                                              110          Houston Exploration 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,150                                            1,150          Newfield Exploration 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Oil Company-Integrated (0.69%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             389                                              389          ChevronTexaco 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             370                                              370          ConocoPhillips 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           9,360                                            9,360          Exxon Mobil 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,510                                            2,510          Occidental Petroleum 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Oil Field Machinery & Equipment (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             130                                              130          Universal Compression Holdings 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Oil-Field Services (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             220                                              220          Hanover Compressor 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             490                                              490          Key Energy Services 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             100                                              100          Seacor Smit 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             530                                              530          Willbros Group 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Paper & Related Products (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             630                                              630          Louisiana-Pacific 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             500                                              500          Pope & Talbot 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             320                                              320          Schweitzer-Mauduit International 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Printing-Commercial (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
              90                                               90          Banta 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Property & Casualty Insurance (0.25%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             210                                              210          Arch Capital Group 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,220                                            2,220          Fidelity National Financial 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,240                                            1,240          Progressive 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             180                                              180          Selective Insurance Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
              87                                               87          Travelers Property Casualty 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             188                                              188          Travelers Property Casualty 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             130                                              130          W.R. Berkley 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Publicly Traded Investment Fund (1.70%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           6,600                                            6,600          iShares MSCI EAFE Index Fund 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          11,100                                           11,100          iShares MSCI Japan Index Fund 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,500                                            2,500          iShares MSCI Netherlands Index Fund 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,700                                            1,700          iShares MSCI Pacific ex-Japan Index Fund 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           4,295                                            4,295          iShares S&P Europe 350 Index Fund 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Publishing-Newspapers (0.09%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,210                                            1,210          Tribune 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Regional Banks (1.20%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,550                                            3,550          Bank One 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,360                                            3,360          Fifth Third Bancorp 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,430                                            2,430          Union Planters 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           6,780                                            6,780          US Bancorp 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,670                                            3,670          Wells Fargo 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Reinsurance (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             246                                              246          Platinum Underwriters Holdings 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Respiratory Products (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             130                                              130          Respironics 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Apparel & Shoe (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             330                                              330          Brown Shoe 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             270                                              270          Charlotte Russe Holding 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             210                                              210          Shoe Carnival 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             140                                              140          Urban Outfitters 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Arts & Crafts (0.10%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,350                                            1,350          Michaels Stores 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Auto Parts (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             330                                              330          CSK Auto 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             260                                              260          PEP Boys-Manny Moe & Jack 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Automobile (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             240                                              240          Sonic Automotive 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Bedding (0.36%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           6,220                                            6,220          Bed Bath & Beyond 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Building Products (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             660                                              660          Home Depot 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Discount (0.11%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             231                                              231          ShopKo Stores 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             190                                              190          Tuesday Morning 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,110                                            1,110          Wal-Mart Stores 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Drug Store (0.09%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             250                                              250          Duane Reade 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,600                                            1,600          Walgreen 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Home Furnishings (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             278                                              278          Haverty Furniture 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,980                                            1,980          Pier 1 Imports 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Jewelry (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             400                                              400          Tiffany 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Mail Order (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             150                                              150          J. Jill Group 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Major Department Store (0.09%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,140                                            2,140          Sears Roebuck 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Regional Department Store (0.21%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,260                                            2,260          Kohls 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Restaurants (0.12%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             220                                              220          CBRL Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,260                                            3,260          McDonald's 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             240                                              240          Rare Hospitality International 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             390                                              390          Red Robin Gourmet Burgers 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Sporting Goods (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             600                                              600          Sports Authority 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Video Rental (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             310                                              310          Movie Gallery 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Savings & Loans-Thrifts (0.14%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             220                                              220          Dime Community Bancshares 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             260                                              260          Flagstar Bancorp. 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,450                                            1,450          Greenpoint Financial 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             230                                              230          Independence Community Bank 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             200                                              200          Pennfed Financial Services 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             110                                              110          Webster Financial 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Schools (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             420                                              420          Sylvan Learning Systems 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Semiconductor Component-Integrated Circuits (0.40%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           4,690                                            4,690          Linear Technology 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,790                                            3,790          Maxim Integrated Products 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             128                                              128          O2Micro International 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Semiconductor Equipment (0.13%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,010                                            5,010          Applied Materials 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             310                                              310          Photronics 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Steel-Producers (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             180                                              180          Reliance Steel & Aluminum 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             380                                              380          Steel Dynamics 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Steel-Specialty (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             270                                              270          Gibraltar Steel 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Telecommunication Equipment (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,470                                            2,470          UTStarcom 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Telephone-Integrated (0.53%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,140                                            1,140          Alltel 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          11,460                                           11,460          AT&T 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,910                                            5,910          Level 3 Communications 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             680                                              680          SBC Communications 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,940                                            3,940          Sprint 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             815                                              815          Verizon Communications 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Therapeutics (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             150                                              150          CV Therapeutics 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             700                                              700          Guilford Pharmaceuticals 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Tobacco (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             570                                              570          Philip Morris 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             140                                              140          Universal 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Tools-Hand Held (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             580                                              580          Black & Decker 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Transport-Rail (0.29%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             160                                              160          Genesee & Wyoming 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             230                                              230          Kansas City Southern Industries 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,480                                            3,480          Norfolk Southern 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,760                                            1,760          Union Pacific 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Transport-Services (0.17%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           1,980                                            1,980          FedEx 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Transport-Truck (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             280                                              280          Covenant Transport 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             100                                              100          SCS Transportation 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             210                                              210          Yellow 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Travel Services (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
             320                                              320          Navigant International 1,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Wireless Equipment (0.11%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           7,715                                            7,715          Motorola 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                              Total Common Stocks
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                  BONDS (5.46%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Aerospace & Defense (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Northrop Grumman 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.75%; 02/15/31
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Aerospace & Defense Equipment (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Lockheed Martin 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.65%; 05/01/16
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           United Technologies 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.10%; 05/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Airlines (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Northwest Airlines 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           9,147                                            9,147             7.58%; 03/01/19
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Southwest Airlines 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          17,010                                           17,010             5.10%; 05/01/06
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Asset Backed Securities (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Chase Funding Mortgage Loan
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                              Asset-Backed Certificates 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          20,000                                           20,000             3.07%; 07/25/17
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          25,000                                           25,000             4.41%; 02/25/17
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Auto-Cars & Light Trucks (0.09%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           DaimlerChrysler Holding 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          30,000                                           30,000             7.13%; 04/10/03
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             7.30%; 01/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Ford Motor 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.45%; 07/16/31
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Auto/Truck Parts & Equipment-Original (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Delphi 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.50%; 05/01/09
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Lear 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.96%; 05/15/05
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           TRW 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.13%; 06/01/09
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Visteon 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             8.25%; 08/01/10
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Automobile Sequential (0.29%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Ford Credit Auto Owner Trust 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         100,000                                          100,000             4.72%; 12/15/05
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Toyota Auto Receivables Owner Trust 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          75,000                                           75,000             4.72%; 09/15/08
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Beverages-Non-alcoholic (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Coca-Cola Enterprises 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             4.38%; 09/15/09
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             5.25%; 05/15/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           PepsiAmericas 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             3.88%; 09/12/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Brewery (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Anheuser-Busch 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             4.38%; 01/15/13
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Coors Brewing 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.38%; 05/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Broadcasting Services & Programming (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Grupo Televisa 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           2,000                                            2,000             8.50%; 03/11/32
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Building & Construction Products-Miscellaneous (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           CRH America 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           4,000                                            4,000             6.95%; 03/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Masco 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             6.00%; 05/03/04
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Building Products-Air & Heating (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           York International 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             6.63%; 08/15/06
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Building Products-Cement & Aggregate (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Cemex Central Sa De Cv 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             8.63%; 07/18/03
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Building-Residential & Commercial (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           DR Horton 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             8.50%; 04/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Cable TV (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           COX Communications 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.75%; 03/15/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Casino Hotels (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Mirage Resorts 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.75%; 02/01/08
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Casino Services (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           International Game Technology 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             8.38%; 05/15/09
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Cellular Telecommunications (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           AT&T Wireless Services 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.88%; 03/01/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Telus 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.50%; 06/01/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Verizon Wireless 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             5.38%; 12/15/06
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Chemicals-Diversified (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Chevron Phillips Chemical 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          20,000                                           20,000             7.00%; 03/15/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Coatings & Paint (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Valspar 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.00%; 05/01/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Commercial Banks (0.08%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           KeyBank 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             5.70%; 08/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Union Planters Bank 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             5.13%; 06/15/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           US Bank 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          30,000                                           30,000             6.38%; 08/01/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Computer Services (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Unisys 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             8.13%; 06/01/06
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Computers (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           International Business Machines 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000          4.25%; 09/15/09
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Computers-Integrated Systems (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           NCR 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.13%; 06/15/09
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Credit Card Asset Backed Securities (0.23%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           American Express Credit Account Master Trust 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         100,000                                          100,000             5.53%; 10/15/08
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Citibank Credit Card Master Trust I 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          30,000                                           30,000             5.50%; 02/15/06
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Credit Card Control Amortization (0.06%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Sears Credit Account Master Trust 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           9,375                                            9,375             6.20%; 07/16/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          30,000                                           30,000             7.25%; 11/15/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Diversified Financial Services (0.15%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Citigroup 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          20,000                                           20,000             6.00%; 02/21/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.63%; 06/15/32
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.25%; 10/01/10
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           General Electric Capital 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             4.63%; 09/15/09
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          20,000                                           20,000             6.75%; 03/15/32
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           John Deere Capital 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             7.00%; 03/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Textron Financial 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             5.88%; 06/01/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Diversified Operations (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Kansas City Southern Railway 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.50%; 06/15/09
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Rio Tinto Finance 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             5.75%; 07/03/06
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Electric-Generation (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Allegheny Energy Supply 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,000                                            3,000             8.25%; 04/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Reliant Energy Finance 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.40%; 11/15/02
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Electric-Integrated (0.22%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Arizona Public Service 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           7,000                                            7,000             6.50%; 03/01/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Consumers Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.00%; 03/15/05
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Duke Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.25%; 01/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Exelon 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.75%; 05/01/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           GPU 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             7.70%; 12/01/05
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Indianapolis Power & Light 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.38%; 08/01/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           MidAmerican Energy Holdings 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.75%; 12/30/31
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Niagara Mohawk Power 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             5.38%; 10/01/04
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Oncor Electric Delivery 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             6.38%; 05/01/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           PG&E National Energy Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             10.38%; 05/16/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Progress Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          25,000                                           25,000             6.55%; 03/01/04
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           PSEG Power 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.95%; 06/01/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Southwestern Electric Power 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             4.50%; 07/01/05
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Teco Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.13%; 05/01/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Electronic Components-Miscellaneous (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Flextronics International 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             9.88%; 07/01/10
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Federal & Federally Sponsored Credit (0.06%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Federal Farm Credit Bank 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          20,000                                           20,000             7.25%; 06/12/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Housing Urban Development 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             2.99%; 08/01/05
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Finance-Auto Loans (0.14%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Ford Motor Credit 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          45,000                                           45,000             6.50%; 01/25/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           General Motors Acceptance 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             6.38%; 01/30/04
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.88%; 09/15/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.88%; 08/28/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          20,000                                           20,000             7.00%; 02/01/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             8.00%; 11/01/31
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Finance-Commercial (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           CIT Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.38%; 04/02/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Finance-Consumer Loans (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           American General Finance 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             5.38%; 09/01/09
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Household Finance 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             2.88%; 09/19/03
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          25,000                                           25,000             5.75%; 01/30/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.63%; 05/17/32
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Finance-Investment Banker & Broker (0.10%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Banque Paribas 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             6.88%; 03/01/09
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Goldman Sachs Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             6.60%; 01/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Lehman Brothers Holdings 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             6.63%; 01/18/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Morgan Stanley Dean Witter 3,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         367,121                                          367,121             0.64%; 04/01/34
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Finance-Leasing Company (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Case Credit 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.13%; 02/15/03
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Finance-Mortgage Loan/Banker (0.78%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Countrywide Home Loans 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          30,000                                           30,000             5.25%; 06/15/04
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Federal Home Loan Bank System 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             5.75%; 05/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Federal Home Loan Mortgage 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          30,000                                           30,000             5.75%; 01/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          50,000                                           50,000             6.00%; 05/25/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          30,000                                           30,000             6.75%; 03/15/31
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Federal National Mortgage Association 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          25,000                                           25,000             3.70%; 11/01/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          35,000                                           35,000             3.75%; 07/29/05
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          20,000                                           20,000             4.32%; 07/26/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             5.00%; 01/20/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          35,000                                           35,000             5.00%; 03/12/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             5.25%; 08/01/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         120,000                                          120,000             5.50%; 03/15/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          25,000                                           25,000             6.00%; 05/15/08
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             6.25%; 07/19/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Finance-Other Services (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Mellon Funding 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             4.88%; 06/15/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Newcourt Credit Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.88%; 02/16/05
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Pemex Master Trust 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          20,000                                           20,000             7.88%; 02/01/09
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Food-Flour & Grain (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Archer-Daniels-Midland 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             5.88%; 10/01/32
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Food-Miscellaneous/Diversified (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Corn Products International 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             8.45%; 08/15/09
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           General Mills 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.00%; 02/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Kraft Foods 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.50%; 11/01/31
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Food-Retail (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Kroger 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.50%; 04/01/31
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Safeway 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             5.80%; 08/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Forestry (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Weyerhaeuser 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.13%; 03/15/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.38%; 03/15/32
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Home Equity Sequential (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Residential Asset Securities 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             4.59%; 10/25/26
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Industrial Gases (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Praxair 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             4.75%; 07/15/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.50%; 03/01/08
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Life & Health Insurance (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Lincoln National 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             5.25%; 06/15/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Machinery-Electrical (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Emerson Electric 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.00%; 08/15/32
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Medical-Drugs (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           American Home Products 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             5.88%; 03/15/04
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Medical-HMO (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Anthem 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          20,000                                           20,000             4.88%; 08/01/05
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Medical-Hospitals (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           HCA 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.13%; 06/01/06
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Tenet Healthcare 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             5.00%; 07/01/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.50%; 06/01/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Metal-Aluminum (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Alcoa 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             4.25%; 08/15/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Metal-Diversified (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Falconbridge 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.35%; 06/05/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Noranda 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.25%; 07/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Miscellaneous Investing (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Camden Property Trust 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             5.88%; 06/01/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           New Plan Excel Realty Trust 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             5.88%; 06/15/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           United Dominion Realty Trust 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.50%; 06/15/09
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Money Center Banks (0.10%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Bank of America 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          40,000                                           40,000             4.88%; 09/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           JP Morgan Chase 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             5.35%; 03/01/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Royal Bank of Scotland Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             5.00%; 10/01/14
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Mortgage Backed Securities (0.52%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Bear Stearns Commercial Mortgage Securities 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          17,768                                           17,768             7.64%; 02/15/32
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Chase Commercial Mortgage Securities 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.76%; 04/15/32
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           DLJ Commercial Mortgage 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             7.62%; 06/10/33
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           First Union-Lehman Brothers-Bank of America 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          40,000                                           40,000             6.56%; 11/18/35
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           GMAC Commercial Mortgage Securities 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          30,000                                           30,000             6.96%; 09/15/35
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           JP Morgan Chase Commercial Mortgage Securities 2,3,
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         142,720                                          142,720             0.35%; 05/12/34
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           LB-UBS Commercial Mortgage Trust 2,3,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         283,281                                          283,281             0.65%; 03/15/34
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Morgan Stanley Dean Witter Capital I 2,3,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         344,663                                          344,663             0.31%; 12/15/35
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Nationslink Funding 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          95,000                                           95,000             7.23%; 06/20/31
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           PNC Mortgage Acceptance 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          50,000                                           50,000             7.33%; 12/10/32
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Multimedia (0.11%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           AOL Time Warner 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             6.15%; 05/01/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.63%; 04/15/31
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Gannett 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             4.95%; 04/01/05
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.38%; 04/01/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Viacom 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.40%; 01/30/06
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.63%; 05/15/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Walt Disney 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.38%; 03/01/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Municipal-County (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Region of Lombardy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             5.80%; 10/25/32
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Non-hazardous Waste Disposal (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Allied Waste 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             8.50%; 12/01/08
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Oil & Gas Drilling (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Nabors Holdings 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             4.88%; 08/15/09
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Northern Natural Gas 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.88%; 05/01/05
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Transocean 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.63%; 04/15/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Oil Company-Exploration & Production (0.15%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Alberta Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.38%; 11/01/31
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Anadarko Petroleum 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             5.00%; 10/01/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             5.38%; 03/01/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Canadian Natural Resources 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.20%; 01/15/32
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Devon Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.95%; 04/15/32
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Kerr-McGee 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          25,000                                           25,000             5.88%; 09/15/06
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Nexen 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.88%; 03/15/32
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Petroleos Mexicanos 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             6.50%; 02/01/05
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Union Oil Company of California 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             5.05%; 10/01/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           XTO Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.50%; 04/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Oil Company-Integrated (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Amerada Hess 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.13%; 03/15/33
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           ConocoPhillips 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             4.75%; 10/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Marathon Oil 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             6.80%; 03/15/32
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           PanCanadian Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.20%; 11/01/31
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Oil Refining & Marketing (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Valero Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             6.88%; 04/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Oil-Field Services (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Hanover Equipment Trust 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             8.50%; 09/01/08
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Paper & Related Products (0.10%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Domtar 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.88%; 10/15/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           International Paper 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          25,000                                           25,000             6.75%; 09/01/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Norske Skogindustrier 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.63%; 10/15/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Sappi Papier Holding 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.75%; 06/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Stora Enso Oyj 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.38%; 05/15/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Pipelines (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Duke Energy Field Services 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             7.88%; 08/16/10
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Kinder Morgan Energy Partners 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.75%; 03/15/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Plains All American Pipeline 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.75%; 10/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Tennessee Gas Pipeline 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             8.38%; 06/15/32
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Texas Eastern Transmission 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             5.25%; 07/15/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Poultry (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Tyson Foods 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             6.63%; 10/01/04
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Property & Casualty Insurance (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           ACE 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             6.00%; 04/01/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

ul 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           3,000                                            3,000             5.75%; 03/15/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Publishing-Books (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Reed Elsevier Capital 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             6.13%; 08/01/06
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Real Estate Operator & Developer (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           EOP Operating 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.00%; 07/15/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.38%; 11/15/03
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           First Industrial 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.88%; 04/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Regional Authority (0.10%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Financement Quebec 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             5.00%; 10/25/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Province of Nova Scotia 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             5.75%; 02/27/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Province of Ontario 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             5.13%; 07/17/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Province of Quebec 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             5.75%; 02/15/09
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.50%; 09/15/29
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Regional Banks (0.18%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           KeyCorp 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          20,000                                           20,000             4.63%; 05/16/05
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Korea Development Bank 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          25,000                                           25,000             7.13%; 04/22/04
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           PNC Funding 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          20,000                                           20,000             5.75%; 08/01/06
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Wachovia 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          20,000                                           20,000             5.63%; 12/15/08
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Wells Fargo 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          20,000                                           20,000             5.13%; 02/15/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Research & Development (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Science Applications International 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.13%; 07/01/32
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Discount (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Target 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             5.38%; 06/15/09
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Wal-Mart Stores 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             4.38%; 07/12/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Drug Store (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           CVS 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           4,873                                            4,873             7.77%; 01/10/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Major Department Store (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Sears Roebuck Acceptance 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           7,500                                            7,500             7.00%; 06/01/32
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Regional Department Store (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Federated Department Stores 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.00%; 02/15/28
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Retail-Restaurants (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Yum! Brands 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.70%; 07/01/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Sovereign (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Finland Government 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             4.75%; 03/06/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Italy Government 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             5.63%; 06/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Mexico Government 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          20,000                                           20,000             8.38%; 01/14/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Poland Government 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.25%; 07/03/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Special Purpose Entity (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Ahold Lease 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.82%; 01/02/20
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Supranational Bank (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Corp Andina de Fomento 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           4,000                                            4,000             6.75%; 03/15/05
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.88%; 03/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           European Investment Bank 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             4.63%; 03/01/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Telecommunication Services (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Citizens Communications 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.38%; 08/15/04
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Telephone-Integrated (0.24%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Alltel 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.00%; 07/01/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           AT&T 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             6.00%; 03/15/09
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.50%; 11/15/06
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           BellSouth 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.88%; 10/15/31
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           British Telecommunications 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          20,000                                           20,000             7.88%; 12/15/05
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           France Telecom 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             9.25%; 03/01/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           SBC Communications 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             5.88%; 08/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Sprint Capital 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.00%; 01/15/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.90%; 05/01/19
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Telefonica Europe 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.75%; 09/15/10
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Telefonos de Mexico 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             8.25%; 01/26/06
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Verizon 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.50%; 09/15/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             7.38%; 04/01/32
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Verizon Florida 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          10,000                                           10,000             6.13%; 01/15/13
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Textile-Home Furnishings (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Mohawk Industries 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             6.50%; 04/15/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Tools-Hand Held (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Stanley Works 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             4.90%; 11/01/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Transport-Rail (0.08%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Burlington Northern Santa Fe 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
           5,000                                            5,000             7.95%; 08/15/30
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           CSX 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             6.25%; 10/15/08
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Union Pacific 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          25,000                                           25,000             5.75%; 10/15/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Bonds
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                Federal Home Loan Mortgage Corporation (FHLMC) Certificates (2.47%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          65,000                                           65,000          FHLMC 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          63,168                                           63,168          FHLMC 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         479,487                                          479,487          FHLMC 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         630,755                                          630,755          FHLMC 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         151,197                                          151,197          FHLMC 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          64,700                                           64,700          FHLMC 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          18,881                                           18,881          FHLMC 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Total FHLMC Certificates
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                  Federal National Mortgage Association (FNMA) Certificates (1.57%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         150,000                                          150,000          FNMA 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         277,523                                          277,523          FNMA 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         402,444                                          402,444          FNMA 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          95,000                                           95,000          FNMA 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Total FNMA Certificates
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                Government National Mortgage Association (GNMA) Certificates (0.72%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          42,048                                           42,048          GNMA I 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         223,040                                          223,040          GNMA I 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          41,837                                           41,837          GNMA I 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          67,561                                           67,561          GNMA II 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          14,435                                           14,435          GNMA II 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          35,671                                           35,671          GNMA II 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Total GNMA Certificates
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                  Treasury Bonds (2.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

U.S. Treasury 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         200,000                                          200,000             2.25%; 07/31/04
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         170,000                                          170,000             3.50%; 11/15/06
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          25,000                                           25,000             4.38%; 05/15/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          45,000                                           45,000             4.75%; 11/15/08
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          50,000                                           50,000             4.88%; 02/15/12
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          30,000                                           30,000             5.00%; 02/15/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          30,000                                           30,000             5.00%; 08/15/11
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          65,000                                           65,000             5.38%; 02/15/31
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          35,000                                           35,000             5.63%; 05/15/08
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          85,000                                           85,000             5.75%; 11/15/05
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          60,000                                           60,000             6.00%; 08/15/09
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          35,000                                           35,000             6.13%; 08/15/07
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          75,000                                           75,000             6.25%; 08/15/23
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          37,000                                           37,000             6.25%; 05/15/30
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          15,000                                           15,000             7.13%; 02/15/23
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          60,000                                           60,000             7.25%; 05/15/16
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          20,000                                           20,000             7.50%; 11/15/16
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
          75,000                                           75,000             8.00%; 11/15/21
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                              Total Treasury Bonds
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                  Commercial Paper (1.70%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Finance-Mortgage Loan/Banker (1.70%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Investment in Joint Trading Account; Federal Home
                                                                             Loan Bank System 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
       1,056,827                                        1,056,827          1.72%; 11/01/02
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Commercial Paper
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                  Investment Companies (65.72%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Principal Investors Fund, Inc. (65.72%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     735,964                               Bond & Mortgage Securities Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     492,733                               Government Securities Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                      94,911                               International Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     645,057                               International Fund I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     689,428                               LargeCap Growth Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     523,484                               LargeCap Value Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     504,881                               Partners LargeCap Growth Fund I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     494,455                               Partners LargeCap Value Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     226,092                               Partners SmallCap Growth Fund I
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     219,631                               Preferred Securities Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     233,070                               SmallCap Growth Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                     243,865                               SmallCap Value Fund
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Investment Companies
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Portfolio Investments (100.05%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                       Liabilities, net of cash & receivables (-0.05%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Net Assets (100.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                               Balanced           Principal LifeTime
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
                                                               Fund (4)               2030 Fund                Combined
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (20.41%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Advertising Services (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         R.H. Donnelley 1,4                                             4,354                                           4,354
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Aerospace & Defense (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Esterline Technologies 1,4                                     3,993                                           3,993
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Aerospace & Defense Equipment (0.35%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         BE Aerospace 1,4                                               2,050                                           2,050
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         DRS Technologies 1,4                                           4,640                                           4,640
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Lockheed Martin 4                                             91,482                                          91,482
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Moog 1,4                                                       6,642                                           6,642
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         United Technologies 4                                        109,156                                         109,156
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Agricultural Chemicals (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Agrium 4                                                       3,838                                           3,838
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Agricultural Operations (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Delta & Pine Land 4                                            6,326                                           6,326
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Apparel Manufacturers (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Phillips-Van Heusen 4                                          4,462                                           4,462
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Quiksilver 1,4                                                 4,802                                           4,802
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Applications Software (0.45%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Citrix Systems 1,4                                             3,247                                           3,247
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Intuit 1,4                                                    29,594                                          29,594
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Microsoft 1,4                                                224,574                                         224,574
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Siebel Systems 1,4                                            24,515                                          24,515
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Auto-Medium & Heavy Duty Trucks (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Oshkosh Truck 4                                                5,126                                           5,126
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Auto/Truck Parts & Equipment-Original (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         American Axle & Manufacturing Holdings 1,4                     5,214                                           5,214
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Tower Automotive 1,4                                           5,300                                           5,300
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Auto/Truck Parts & Equipment-Replacement (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Aftermarket Technology 1,4                                     3,784                                           3,784
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Building & Construction Products-Miscellaneous (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         ElkCorp 4                                                      3,467                                           3,467
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Building Products-Air & Heating (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Lennox International 4                                         3,623                                           3,623
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Building Products-Wood (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Universal Forest Products 4                                    4,182                                           4,182
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Building-Heavy Construction (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Chicago Bridge & Iron 4                                        7,046                                           7,046
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Granite Construction 4                                         3,204                                           3,204
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Building-Residential & Commercial (0.11%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Dominion Homes 1,4                                             2,781                                           2,781
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Lennar 4                                                      62,342                                          62,342
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Ryland Group 4                                                 4,160                                           4,160
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Cable TV (0.10%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Comcast 1,4                                                   62,357                                          62,357
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Casino Hotels (0.19%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Ameristar Casinos 1,4                                          2,990                                           2,990
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Aztar 1,4                                                      3,783                                           3,783
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Harrah's Entertainment 1,4                                    25,620                                          25,620
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         MGM Mirage 4                                                  34,210                                          34,210
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Park Place Entertainment 1,4                                  53,650                                          53,650
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Chemicals-Diversified (0.29%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         E.I. Du Pont de Nemours 4                                    132,412                                         132,412
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Georgia Gulf 4                                                 4,133                                           4,133
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Hercules 1,4                                                  22,272                                          22,272
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Rohm & Haas 4                                                 22,291                                          22,291
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Chemicals-Specialty (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Albemarle 4                                                    4,218                                           4,218
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Circuit Boards (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Benchmark Electronics 1,4                                      3,784                                           3,784
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Coal (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Arch Coal 4                                                    6,423                                           6,423
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Coatings & Paint (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         RPM 4                                                          6,175                                           6,175
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Collectibles (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Action Performance 1,4                                         5,366                                           5,366
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Commercial Banks (0.60%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Amsouth Bancorp 4                                             66,248                                          66,248
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Commerce Bancshares 4                                         59,848                                          59,848
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         First Midwest Bancorp 4                                        3,335                                           3,335
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         First Tennessee National 4                                    73,048                                          73,048
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Gold Banc 4                                                    6,199                                           6,199
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Greater Bay Bancorp 4                                          5,639                                           5,639
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Independent Bank 4                                             1,700                                           1,700
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Local Financial 1,4                                            4,998                                           4,998
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         North Fork Bancorp. 4                                         71,151                                          71,151
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Old National Bancorp 4                                         4,760                                           4,760
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Sky Financial Group 4                                          5,189                                           5,189
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         South Financial Group 4                                        3,897                                           3,897
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         UnionBanCal 4                                                 66,612                                          66,612
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Commercial Service-Finance (0.51%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         H&R Block 4                                                  177,964                                         177,964
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Paychex 4                                                    141,506                                         141,506
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Commercial Services (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Alliance Data Systems 1,4                                     17,340                                          17,340
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Central Parking 4                                              6,040                                           6,040
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Computer Data Security (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Netscreen Technologies 1,4                                     1,976                                           1,976
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Computer Services (0.11%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Computer Sciences 1,4                                         67,163                                          67,163
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Computers (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Hewlett-Packard 4                                             25,296                                          25,296
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Computers-Memory Devices (0.14%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         EMC 1,4                                                       26,214                                          26,214
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Veritas Software 1,4                                          62,983                                          62,983
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Computers-Peripheral Equipment (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Electronics for Imaging 1,4                                      929                                             929
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Consulting Services (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Right Management Consultants 1,4                               4,086                                           4,086
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Consumer Products-Miscellaneous (0.18%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         American Greetings 4                                          17,446                                          17,446
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Clorox 4                                                      70,091                                          70,091
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Fortune Brands 4                                              19,023                                          19,023
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Scotts 1,4                                                     3,808                                           3,808
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Containers-Metal & Glass (0.13%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Ball 4                                                        61,506                                          61,506
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Owens-Illinois 1,4                                            21,102                                          21,102
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Containers-Paper & Plastic (0.06%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Pactiv 1,4                                                    26,387                                          26,387
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Sealed Air 1,4                                                 9,652                                           9,652
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Cosmetics & Toiletries (0.39%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Gillette 4                                                    79,780                                          79,780
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Kimberly-Clark 4                                              25,235                                          25,235
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Procter & Gamble 4                                           139,751                                         139,751
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Data Processing & Management (0.25%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Acxiom 1,4                                                    52,164                                          52,164
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Automatic Data Processing 4                                  101,221                                         101,221
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Decision Support Software (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Cognos 4                                                       5,748                                           5,748
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         NetIQ 1,4                                                      3,386                                           3,386
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Precise Software Solutions 1,4                                 6,380                                           6,380
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Diagnostic Kits (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Idexx Laboratories 1,4                                         5,865                                           5,865
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Distribution-Wholesale (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Aviall 1,4                                                     3,359                                           3,359
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Diversified Financial Services (0.28%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Citigroup 4                                                  175,512                                         175,512
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Diversified Manufacturing Operations (0.40%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         3M 4                                                          48,237                                          48,237
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         A.O. Smith 4                                                   5,270                                           5,270
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         General Electric 4                                           189,880                                         189,880
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Harsco 4                                                       3,335                                           3,335
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Diversified Operations (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Walter Industries 4                                            5,059                                           5,059
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     E-Commerce-Services (0.06%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         WebMD 1,4                                                     38,617                                          38,617
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Electric-Integrated (0.66%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Black Hills 4                                                  4,216                                           4,216
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         CH Energy Group 4                                              7,428                                           7,428
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Edison International 1,4                                      75,274                                          75,274
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Entergy 4                                                     93,912                                          93,912
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Exelon 4                                                     111,888                                         111,888
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         PPL 4                                                         60,221                                          60,221
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Progress Energy 4                                             40,051                                          40,051
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         TXU 4                                                         15,068                                          15,068
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Electronic Components-Miscellaneous (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         OSI Systems 1,4                                                3,838                                           3,838
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Electronic Components-Semiconductor (0.18%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Applied Micro Circuits 1,4                                     2,301                                           2,301
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Intel 4                                                       48,094                                          48,094
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         LSI Logic 1,4                                                 21,535                                          21,535
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Omnivision Technologies 1,4                                    3,169                                           3,169
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Texas Instruments 4                                           38,540                                          38,540
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Electronics-Military (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         L-3 Communications Holdings 1,4                               16,920                                          16,920
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Engineering-Research & Development Services (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         EMCOR Group 1,4                                                4,375                                           4,375
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         URS 1,4                                                        5,119                                           5,119
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Engines-Internal Combustion (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Briggs & Stratton 4                                            5,383                                           5,383
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Enterprise Software & Service (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         BEA Systems 1,4                                               45,946                                          45,946
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Entertainment Software (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Activision 1,4                                                 4,100                                           4,100
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Fiduciary Banks (0.15%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         State Street 4                                                93,496                                          93,496
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Finance-Investment Banker & Broker (0.37%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Bear Stearns 4                                                68,376                                          68,376
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Jefferies Group 4                                              6,248                                           6,248
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Merrill Lynch 4                                              116,886                                         116,886
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Morgan Stanley Dean Witter 4                                  37,752                                          37,752
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Finance-Mortgage Loan/Banker (0.15%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Federal National Mortgage Association 4                       92,935                                          92,935
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Food-Confectionery (0.12%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         J.M. Smucker 4                                                 4,027                                           4,027
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Wm. Wrigley Jr. 4                                             68,601                                          68,601
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Food-Miscellaneous/Diversified (0.05%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         American Italian Pasta 1,4                                     3,100                                           3,100
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Dole Food 4                                                   20,860                                          20,860
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         J & J Snack Foods 1,4                                          4,440                                           4,440
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Ralcorp Holdings 1,4                                           4,070                                           4,070
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Food-Retail (0.08%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Whole Foods Market 1,4                                        24,260                                          24,260
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Winn-Dixie Stores 4                                           28,989                                          28,989
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Food-Wholesale & Distribution (0.40%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Supervalu 4                                                   14,112                                          14,112
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Sysco 4                                                      232,214                                         232,214
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Garden Products (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Toro 4                                                         6,131                                           6,131
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Gas-Distribution (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         AGL Resources 4                                                7,050                                           7,050
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         New Jersey Resources 4                                         7,263                                           7,263
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Oneok 4                                                        3,977                                           3,977
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Peoples Energy 4                                               4,726                                           4,726
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Southern Union 1,4                                             4,813                                           4,813
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Home Furnishings (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Bassett Furniture Industries 4                                 1,268                                           1,268
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Identification System-Development (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Paxar 1,4                                                      3,461                                           3,461
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Industrial Gases (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Airgas 1,4                                                     7,630                                           7,630
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Instruments-Controls (0.06%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Johnson Controls 4                                            27,300                                          27,300
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Photon Dynamics 1,4                                            4,507                                           4,507
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Watts Industries 4                                             4,117                                           4,117
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Internet Brokers (0.10%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         E*trade Group 1,4                                             60,975                                          60,975
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Internet Financial Services (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         IndyMac Bancorp 1,4                                            6,338                                           6,338
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Internet Security (0.23%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         CheckFree 1,4                                                 63,329                                          63,329
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Internet Security Systems 1,4                                  4,246                                           4,246
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Symantec 1,4                                                  76,800                                          76,800
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Investment Companies (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         American Capital Strategies 4                                  4,915                                           4,915
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Life & Health Insurance (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Scottish Annuity & Life Holdings 4                             2,300                                           2,300
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Stancorp Financial Group 4                                     4,320                                           4,320
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Lottery Services (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Gtech Holdings 1,4                                             5,200                                           5,200
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Machinery-Construction & Mining (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Terex 1,4                                                      2,682                                           2,682
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Machinery-General Industry (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Albany International 4                                         9,959                                           9,959
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Machinery-Material Handling (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Nacco Industries 4                                             3,024                                           3,024
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Medical Instruments (0.69%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Biomet 4                                                     126,825                                         126,825
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Medtronic 4                                                  275,072                                         275,072
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         St. Jude Medical 1,4                                          24,927                                          24,927
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Medical Products (0.56%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Johnson & Johnson 4                                          350,150                                         350,150
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Medical Sterilization Product (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Steris 1,4                                                    24,408                                          24,408
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Medical-Biomedical/Gene (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Enzon 1,4                                                      3,298                                           3,298
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Medical-Drugs (0.63%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Forest Laboratories 1,4                                       24,497                                          24,497
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         ICN Pharmaceuticals 4                                         19,456                                          19,456
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         OSI Pharmaceuticals 1,4                                        3,464                                           3,464
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Pfizer 4                                                     340,892                                         340,892
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Salix Pharmaceuticals 1,4                                      4,346                                           4,346
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Medical-Generic Drugs (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Mylan Laboratories 4                                          22,344                                          22,344
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Medical-HMO (0.13%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Aetna 4                                                       24,180                                          24,180
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         UnitedHealth Group 4                                          54,570                                          54,570
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Medical-Hospitals (0.19%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Curative Health Services 1,4                                   5,382                                           5,382
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Tenet Healthcare 1,4                                         111,119                                         111,119
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Medical-Outpatient & Home Medical Care (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Select Medical 1,4                                             5,305                                           5,305
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Medical-Wholesale Drug Distribution (0.40%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Cardinal Health 4                                            247,772                                         247,772
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Metal Processors & Fabrication (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Quanex 4                                                       6,397                                           6,397
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Worthington Industries 4                                       8,855                                           8,855
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Metal-Diversified (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Hecla Mining 1,4                                               3,584                                           3,584
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Miscellaneous Investing (0.32%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Annaly Mortgage Management 4                                  57,323                                          57,323
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Capital Automotive 4                                           4,410                                           4,410
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         CBL & Associates Properties 4                                  7,392                                           7,392
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Chelsea Property Group 4                                       5,533                                           5,533
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Developers Diversified Realty 4                                5,350                                           5,350
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Essex Property Trust 4                                         3,797                                           3,797
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Home Properties of New York 4                                  3,804                                           3,804
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Hospitality Properties Trust 4                                 3,272                                           3,272
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         IMPAC Mortgage Holdings 4                                      5,658                                           5,658
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Keystone Property Trust 4                                      3,645                                           3,645
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Macerich 4                                                     4,552                                           4,552
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Mack-Cali Realty 4                                            61,825                                          61,825
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Manufactured Home Communities 4                                4,283                                           4,283
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Pan Pacific Retail Properties 4                                6,700                                           6,700
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Prentiss Properties Trust 4                                    4,312                                           4,312
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         PS Business Parks 4                                            5,387                                           5,387
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Regency Centers 4                                              5,314                                           5,314
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         SL Green Realty 4                                              4,085                                           4,085
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         United Dominion Realty Trust 4                                 3,175                                           3,175
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Money Center Banks (0.40%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Bank of America 4                                            246,394                                         246,394
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Motorcycle & Motor Scooter (0.19%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Harley-Davidson 4                                            120,290                                         120,290
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Multi-line Insurance (0.55%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Allstate 4                                                    24,266                                          24,266
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         American International Group 4                               163,256                                         163,256
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Cigna 4                                                       34,333                                          34,333
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         MetLife 4                                                     55,640                                          55,640
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Old Republic International 4                                  63,793                                          63,793
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Multimedia (0.39%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Belo 4                                                        41,349                                          41,349
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Gannett 4                                                    111,617                                         111,617
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         McGraw-Hill 4                                                 69,015                                          69,015
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Walt Disney 4                                                 17,869                                          17,869
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Networking Products (0.42%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Anixter International 1,4                                      3,230                                           3,230
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Black Box 1,4                                                  5,073                                           5,073
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Cisco Systems 1,4                                            162,222                                         162,222
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Emulex 1,4                                                    91,904                                          91,904
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Non-Ferrous Metals (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         RTI International Metals 1,4                                   4,968                                           4,968
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Non-hazardous Waste Disposal (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Allied Waste Industries 1,4                                    6,275                                           6,275
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Office Automation & Equipment (0.17%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Global Imaging Systems 1,4                                     4,781                                           4,781
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Ikon Office Solutions 4                                       25,700                                          25,700
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Xerox 1,4                                                     75,298                                          75,298
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Oil Company-Exploration & Production (0.20%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Apache 4                                                      67,034                                          67,034
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Denbury Resources 1,4                                          4,520                                           4,520
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Encore Acquisition 1,4                                         4,584                                           4,584
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Evergreen Resources 1,4                                        5,758                                           5,758
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Houston Exploration 1,4                                        3,378                                           3,378
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Newfield Exploration 1,4                                      40,239                                          40,239
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Oil Company-Integrated (0.69%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         ChevronTexaco 4                                               26,308                                          26,308
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         ConocoPhillips 4                                              17,945                                          17,945
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Exxon Mobil 4                                                315,058                                         315,058
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Occidental Petroleum 4                                        71,610                                          71,610
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Oil Field Machinery & Equipment (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Universal Compression Holdings 1,4                             2,522                                           2,522
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Oil-Field Services (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Hanover Compressor 1,4                                         2,308                                           2,308
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Key Energy Services 1,4                                        4,376                                           4,376
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Seacor Smit 1,4                                                4,110                                           4,110
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Willbros Group 1,4                                             3,927                                           3,927
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Paper & Related Products (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Louisiana-Pacific 4                                            4,246                                           4,246
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Pope & Talbot 4                                                5,890                                           5,890
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Schweitzer-Mauduit International 4                             7,933                                           7,933
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Printing-Commercial (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Banta 4                                                        2,772                                           2,772
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Property & Casualty Insurance (0.25%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Arch Capital Group 1,4                                         5,882                                           5,882
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Fidelity National Financial 4                                 67,044                                          67,044
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Progressive 4                                                 68,200                                          68,200
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Selective Insurance Group 4                                    4,032                                           4,032
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Travelers Property Casualty 1,4                                1,154                                           1,154
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Travelers Property Casualty 1,4                                2,542                                           2,542
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         W.R. Berkley 4                                                 4,830                                           4,830
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Publicly Traded Investment Fund (1.70%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         iShares MSCI EAFE Index Fund 4                               650,760                                         650,760
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         iShares MSCI Japan Index Fund 1,4                             76,701                                          76,701
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         iShares MSCI Netherlands Index Fund 4                         33,650                                          33,650
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         iShares MSCI Pacific ex-Japan Index Fund 1,4                  88,400                                          88,400
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         iShares S&P Europe 350 Index Fund 4                          205,516                                         205,516
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Publishing-Newspapers (0.09%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Tribune 4                                                     58,140                                          58,140
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Regional Banks (1.20%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Bank One 4                                                   136,923                                         136,923
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Fifth Third Bancorp 4                                        213,360                                         213,360
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Union Planters 4                                              68,672                                          68,672
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         US Bancorp 4                                                 142,990                                         142,990
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Wells Fargo 4                                                185,225                                         185,225
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Reinsurance (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Platinum Underwriters Holdings 1,4                             6,175                                           6,175
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Respiratory Products (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Respironics 1,4                                                4,152                                           4,152
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Apparel & Shoe (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Brown Shoe 4                                                   6,385                                           6,385
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Charlotte Russe Holding 1,4                                    3,335                                           3,335
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Shoe Carnival 4                                                2,726                                           2,726
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Urban Outfitters 1,4                                           3,363                                           3,363
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Arts & Crafts (0.10%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Michaels Stores 1,4                                           60,696                                          60,696
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Auto Parts (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         CSK Auto 1,4                                                   4,092                                           4,092
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         PEP Boys-Manny Moe & Jack 4                                    3,016                                           3,016
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Automobile (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Sonic Automotive 1,4                                           3,780                                           3,780
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Bedding (0.36%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Bed Bath & Beyond 1,4                                        220,561                                         220,561
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Building Products (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Home Depot 4                                                  19,061                                          19,061
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Discount (0.11%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         ShopKo Stores 4                                                2,927                                           2,927
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Tuesday Morning 1,4                                            3,973                                           3,973
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Wal-Mart Stores 4                                             59,440                                          59,440
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Drug Store (0.09%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Duane Reade 1,4                                                4,810                                           4,810
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Walgreen 4                                                    54,000                                          54,000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Home Furnishings (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Haverty Furniture 4                                            3,570                                           3,570
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Pier 1 Imports 4                                              37,323                                          37,323
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Jewelry (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Tiffany 4                                                     10,472                                          10,472
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Mail Order (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         J. Jill Group 1,4                                              3,234                                           3,234
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Major Department Store (0.09%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Sears Roebuck 4                                               56,196                                          56,196
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Regional Department Store (0.21%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Kohls 1,4                                                    132,097                                         132,097
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Restaurants (0.12%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         CBRL Group 4                                                   5,155                                           5,155
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         McDonald's 4                                                  59,039                                          59,039
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Rare Hospitality International 1,4                             6,403                                           6,403
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Red Robin Gourmet Burgers 1,4                                  3,615                                           3,615
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Sporting Goods (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Sports Authority 1,4                                           3,564                                           3,564
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Video Rental (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Movie Gallery 1,4                                              5,639                                           5,639
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Savings & Loans-Thrifts (0.14%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Dime Community Bancshares 4                                    4,620                                           4,620
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Flagstar Bancorp. 4                                            5,005                                           5,005
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Greenpoint Financial 4                                        63,177                                          63,177
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Independence Community Bank 4                                  5,904                                           5,904
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Pennfed Financial Services 4                                   5,240                                           5,240
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Webster Financial 4                                            3,565                                           3,565
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Schools (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Sylvan Learning Systems 1,4                                    6,413                                           6,413
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Semiconductor Component-Integrated Circuits (0.40%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Linear Technology 4                                          129,631                                         129,631
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Maxim Integrated Products 1,4                                120,674                                         120,674
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         O2Micro International 1,4                                      1,098                                           1,098
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Semiconductor Equipment (0.13%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Applied Materials 1,4                                         75,300                                          75,300
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Photronics 1,4                                                 3,764                                           3,764
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Steel-Producers (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Reliance Steel & Aluminum 4                                    3,771                                           3,771
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Steel Dynamics 1,4                                             4,951                                           4,951
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Steel-Specialty (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Gibraltar Steel 4                                              5,543                                           5,543
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Telecommunication Equipment (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         UTStarcom 1,4                                                 42,188                                          42,188
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Telephone-Integrated (0.53%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Alltel 4                                                      56,669                                          56,669
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         AT&T 4                                                       149,438                                         149,438
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Level 3 Communications 1,4                                    28,126                                          28,126
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         SBC Communications 4                                          17,449                                          17,449
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Sprint 4                                                      48,935                                          48,935
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Verizon Communications 4                                      30,774                                          30,774
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Therapeutics (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         CV Therapeutics 1,4                                            3,600                                           3,600
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Guilford Pharmaceuticals 1,4                                   3,514                                           3,514
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Tobacco (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Philip Morris 4                                               23,227                                          23,227
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Universal 4                                                    4,931                                           4,931
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Tools-Hand Held (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Black & Decker 4                                              27,121                                          27,121
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Transport-Rail (0.29%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Genesee & Wyoming 1,4                                          3,504                                           3,504
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Kansas City Southern Industries 1,4                            3,220                                           3,220
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Norfolk Southern 4                                            70,296                                          70,296
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Union Pacific 4                                              103,928                                         103,928
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Transport-Services (0.17%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         FedEx 4                                                      105,316                                         105,316
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Transport-Truck (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Covenant Transport 1,4                                         4,807                                           4,807
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         SCS Transportation 4                                             910                                             910
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Yellow 4                                                       5,815                                           5,815
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Travel Services (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Navigant International 1,4                                     3,658                                           3,658
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Wireless Equipment (0.11%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Motorola 4                                                    70,747                                          70,747
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            Total Common Stocks                                    12,657,698                                      12,657,698
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
BONDS (5.46%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Aerospace & Defense (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Northrop Grumman 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.75%; 02/15/31                                            11,253                                          11,253
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Aerospace & Defense Equipment (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Lockheed Martin 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.65%; 05/01/16                                             6,161                                           6,161
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         United Technologies 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.10%; 05/15/12                                            11,037                                          11,037
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Airlines (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Northwest Airlines 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.58%; 03/01/19                                             8,128                                           8,128
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Southwest Airlines 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.10%; 05/01/06                                            17,497                                          17,497
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Asset Backed Securities (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Chase Funding Mortgage Loan
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            Asset-Backed Certificates 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            3.07%; 07/25/17                                            20,103                                          20,103
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.41%; 02/25/17                                            25,616                                          25,616
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Auto-Cars & Light Trucks (0.09%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         DaimlerChrysler Holding 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.13%; 04/10/03                                            30,450                                          30,450
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.30%; 01/15/12                                            16,240                                          16,240
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Ford Motor 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.45%; 07/16/31                                             7,640                                           7,640
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Auto/Truck Parts & Equipment-Original (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Delphi 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.50%; 05/01/09                                             5,094                                           5,094
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Lear 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.96%; 05/15/05                                            10,350                                          10,350
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         TRW 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.13%; 06/01/09                                             5,293                                           5,293
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Visteon 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            8.25%; 08/01/10                                             5,173                                           5,173
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Automobile Sequential (0.29%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Ford Credit Auto Owner Trust 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.72%; 12/15/05                                           104,458                                         104,458
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Toyota Auto Receivables Owner Trust 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.72%; 09/15/08                                            78,625                                          78,625
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Beverages-Non-alcoholic (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Coca-Cola Enterprises 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.38%; 09/15/09                                             5,016                                           5,016
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.25%; 05/15/07                                            10,753                                          10,753
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         PepsiAmericas 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            3.88%; 09/12/07                                            10,042                                          10,042
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Brewery (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Anheuser-Busch 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.38%; 01/15/13                                             9,811                                           9,811
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Coors Brewing 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.38%; 05/15/12                                            11,064                                          11,064
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Broadcasting Services & Programming (0.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Grupo Televisa 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            8.50%; 03/11/32                                             1,710                                           1,710
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Building & Construction Products-Miscellaneous (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         CRH America 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.95%; 03/15/12                                             4,417                                           4,417
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Masco 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.00%; 05/03/04                                            15,659                                          15,659
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Building Products-Air & Heating (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         York International 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.63%; 08/15/06                                            16,376                                          16,376
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Building Products-Cement & Aggregate (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Cemex Central Sa De Cv 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            8.63%; 07/18/03                                            15,525                                          15,525
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Building-Residential & Commercial (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         DR Horton 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            8.50%; 04/15/12                                             9,825                                           9,825
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Cable TV (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         COX Communications 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.75%; 03/15/11                                             5,044                                           5,044
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Casino Hotels (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Mirage Resorts 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.75%; 02/01/08                                            10,006                                          10,006
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Casino Services (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         International Game Technology 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            8.38%; 05/15/09                                            10,950                                          10,950
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Cellular Telecommunications (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         AT&T Wireless Services 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.88%; 03/01/11                                             8,700                                           8,700
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Telus 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.50%; 06/01/07                                             4,125                                           4,125
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Verizon Wireless 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.38%; 12/15/06                                             4,937                                           4,937
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Chemicals-Diversified (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Chevron Phillips Chemical 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.00%; 03/15/11                                            21,833                                          21,833
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Coatings & Paint (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Valspar 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.00%; 05/01/07                                             5,325                                           5,325
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Commercial Banks (0.08%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         KeyBank 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.70%; 08/15/12                                             5,222                                           5,222
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Union Planters Bank 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.13%; 06/15/07                                            10,318                                          10,318
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         US Bank 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.38%; 08/01/11                                            33,191                                          33,191
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Computer Services (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Unisys 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            8.13%; 06/01/06                                             5,100                                           5,100
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Computers (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         International Business Machines 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         4.25%; 09/15/09                                                9,922                                           9,922
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Computers-Integrated Systems (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         NCR 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.13%; 06/15/09                                             5,344                                           5,344
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Credit Card Asset Backed Securities (0.23%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         American Express Credit Account Master Trust 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.53%; 10/15/08                                           108,540                                         108,540
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Citibank Credit Card Master Trust I 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.50%; 02/15/06                                            31,405                                          31,405
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Credit Card Control Amortization (0.06%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Sears Credit Account Master Trust 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.20%; 07/16/07                                             9,532                                           9,532
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.25%; 11/15/07                                            30,958                                          30,958
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Diversified Financial Services (0.15%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Citigroup 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.00%; 02/21/12                                            21,426                                          21,426
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.63%; 06/15/32                                            10,189                                          10,189
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.25%; 10/01/10                                             5,666                                           5,666
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         General Electric Capital 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.63%; 09/15/09                                             5,040                                           5,040
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.75%; 03/15/32                                            20,947                                          20,947
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         John Deere Capital 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.00%; 03/15/12                                            17,041                                          17,041
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Textron Financial 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.88%; 06/01/07                                            10,244                                          10,244
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Diversified Operations (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Kansas City Southern Railway 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.50%; 06/15/09                                             5,175                                           5,175
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Rio Tinto Finance 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.75%; 07/03/06                                             5,458                                           5,458
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Electric-Generation (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Allegheny Energy Supply 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            8.25%; 04/15/12                                             1,590                                           1,590
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Reliant Energy Finance 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.40%; 11/15/02                                             9,930                                           9,930
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Electric-Integrated (0.22%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Arizona Public Service 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.50%; 03/01/12                                             7,215                                           7,215
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Consumers Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.00%; 03/15/05                                             4,799                                           4,799
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Duke Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.25%; 01/15/12                                             5,212                                           5,212
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Exelon 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.75%; 05/01/11                                             5,331                                           5,331
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         GPU 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.70%; 12/01/05                                            15,838                                          15,838
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Indianapolis Power & Light 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.38%; 08/01/07                                             5,023                                           5,023
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         MidAmerican Energy Holdings 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.75%; 12/30/31                                             9,993                                           9,993
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Niagara Mohawk Power 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.38%; 10/01/04                                            15,592                                          15,592
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Oncor Electric Delivery 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.38%; 05/01/12                                            15,261                                          15,261
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         PG&E National Energy Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            10.38%; 05/16/11                                            2,100                                           2,100
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Progress Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.55%; 03/01/04                                            25,528                                          25,528
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         PSEG Power 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.95%; 06/01/12                                             8,700                                           8,700
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Southwestern Electric Power 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.50%; 07/01/05                                             9,638                                           9,638
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Teco Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.13%; 05/01/07                                             8,550                                           8,550
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Electronic Components-Miscellaneous (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Flextronics International 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            9.88%; 07/01/10                                             5,200                                           5,200
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Federal & Federally Sponsored Credit (0.06%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Federal Farm Credit Bank 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.25%; 06/12/07                                            23,442                                          23,442
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Housing Urban Development 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            2.99%; 08/01/05                                            15,224                                          15,224
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Finance-Auto Loans (0.14%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Ford Motor Credit 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.50%; 01/25/07                                            40,759                                          40,759
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         General Motors Acceptance 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.38%; 01/30/04                                            15,119                                          15,119
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.88%; 09/15/11                                             4,556                                           4,556
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.88%; 08/28/12                                             4,525                                           4,525
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.00%; 02/01/12                                            18,432                                          18,432
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            8.00%; 11/01/31                                             4,465                                           4,465
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Finance-Commercial (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         CIT Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.38%; 04/02/07                                             5,165                                           5,165
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Finance-Consumer Loans (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         American General Finance 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.38%; 09/01/09                                             5,091                                           5,091
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Household Finance 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            2.88%; 09/19/03                                             9,605                                           9,605
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.75%; 01/30/07                                            22,236                                          22,236
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.63%; 05/17/32                                             4,169                                           4,169
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Finance-Investment Banker & Broker (0.10%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Banque Paribas 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.88%; 03/01/09                                            16,694                                          16,694
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Goldman Sachs Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.60%; 01/15/12                                            16,303                                          16,303
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Lehman Brothers Holdings 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.63%; 01/18/12                                            16,278                                          16,278
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Morgan Stanley Dean Witter 3,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            0.64%; 04/01/34                                             9,785                                           9,785
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Finance-Leasing Company (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Case Credit 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.13%; 02/15/03                                             4,888                                           4,888
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Finance-Mortgage Loan/Banker (0.78%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Countrywide Home Loans 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.25%; 06/15/04                                            30,922                                          30,922
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Federal Home Loan Bank System 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.75%; 05/15/12                                            16,450                                          16,450
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Federal Home Loan Mortgage 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.75%; 01/15/12                                            32,862                                          32,862
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.00%; 05/25/12                                            52,313                                          52,313
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.75%; 03/15/31                                            34,589                                          34,589
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Federal National Mortgage Association 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            3.70%; 11/01/07                                            25,501                                          25,501
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            3.75%; 07/29/05                                            35,787                                          35,787
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.32%; 07/26/07                                            20,945                                          20,945
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.00%; 01/20/07                                            10,394                                          10,394
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.00%; 03/12/07                                            35,440                                          35,440
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.25%; 08/01/12                                            15,384                                          15,384
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.50%; 03/15/11                                           129,763                                         129,763
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.00%; 05/15/08                                            28,117                                          28,117
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.25%; 07/19/11                                            15,852                                          15,852
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Finance-Other Services (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Mellon Funding 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.88%; 06/15/07                                            10,531                                          10,531
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Newcourt Credit Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.88%; 02/16/05                                            10,071                                          10,071
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Pemex Master Trust 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.88%; 02/01/09                                            20,625                                          20,625
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Food-Flour & Grain (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Archer-Daniels-Midland 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.88%; 10/01/32                                             4,780                                           4,780
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Food-Miscellaneous/Diversified (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Corn Products International 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            8.45%; 08/15/09                                             4,806                                           4,806
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         General Mills 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.00%; 02/15/12                                            10,711                                          10,711
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Kraft Foods 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.50%; 11/01/31                                            10,612                                          10,612
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Food-Retail (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Kroger 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.50%; 04/01/31                                            10,742                                          10,742
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Safeway 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.80%; 08/15/12                                            10,470                                          10,470
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Forestry (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Weyerhaeuser 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.13%; 03/15/07                                            10,543                                          10,543
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.38%; 03/15/32                                            10,101                                          10,101
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Home Equity Sequential (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Residential Asset Securities 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.59%; 10/25/26                                            15,465                                          15,465
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Industrial Gases (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Praxair 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.75%; 07/15/07                                            10,525                                          10,525
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.50%; 03/01/08                                             5,622                                           5,622
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Life & Health Insurance (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Lincoln National 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.25%; 06/15/07                                            15,186                                          15,186
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Machinery-Electrical (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Emerson Electric 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.00%; 08/15/32                                             4,898                                           4,898
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Medical-Drugs (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         American Home Products 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.88%; 03/15/04                                            15,476                                          15,476
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Medical-HMO (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Anthem 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.88%; 08/01/05                                            20,485                                          20,485
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Medical-Hospitals (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         HCA 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.13%; 06/01/06                                            10,510                                          10,510
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Tenet Healthcare 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.00%; 07/01/07                                            10,300                                          10,300
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.50%; 06/01/12                                             4,944                                           4,944
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Metal-Aluminum (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Alcoa 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.25%; 08/15/07                                            10,314                                          10,314
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Metal-Diversified (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Falconbridge 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.35%; 06/05/12                                             5,155                                           5,155
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Noranda 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.25%; 07/15/12                                             9,627                                           9,627
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Miscellaneous Investing (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Camden Property Trust 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.88%; 06/01/07                                             5,256                                           5,256
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         New Plan Excel Realty Trust 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.88%; 06/15/07                                             5,211                                           5,211
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         United Dominion Realty Trust 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.50%; 06/15/09                                            10,430                                          10,430
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Money Center Banks (0.10%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Bank of America 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.88%; 09/15/12                                            39,778                                          39,778
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         JP Morgan Chase 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.35%; 03/01/07                                            10,526                                          10,526
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Royal Bank of Scotland Group 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.00%; 10/01/14                                             9,716                                           9,716
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Mortgage Backed Securities (0.52%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Bear Stearns Commercial Mortgage Securities 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.64%; 02/15/32                                            19,920                                          19,920
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Chase Commercial Mortgage Securities 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.76%; 04/15/32                                            11,880                                          11,880
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         DLJ Commercial Mortgage 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.62%; 06/10/33                                            17,734                                          17,734
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         First Union-Lehman Brothers-Bank of America 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.56%; 11/18/35                                            44,885                                          44,885
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         GMAC Commercial Mortgage Securities 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.96%; 09/15/35                                            34,277                                          34,277
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         JP Morgan Chase Commercial Mortgage Securities 2,3,
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            0.35%; 05/12/34                                             5,164                                           5,164
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         LB-UBS Commercial Mortgage Trust 2,3,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            0.65%; 03/15/34                                             9,581                                           9,581
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Morgan Stanley Dean Witter Capital I 2,3,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            0.31%; 12/15/35                                            10,697                                          10,697
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Nationslink Funding 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.23%; 06/20/31                                           109,399                                         109,399
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         PNC Mortgage Acceptance 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.33%; 12/10/32                                            58,076                                          58,076
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Multimedia (0.11%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         AOL Time Warner 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.15%; 05/01/07                                            14,837                                          14,837
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.63%; 04/15/31                                             9,061                                           9,061
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Gannett 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.95%; 04/01/05                                            10,556                                          10,556
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.38%; 04/01/12                                             5,606                                           5,606
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Viacom 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.40%; 01/30/06                                             5,420                                           5,420
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.63%; 05/15/11                                            11,051                                          11,051
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Walt Disney 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.38%; 03/01/12                                            10,734                                          10,734
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Municipal-County (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Region of Lombardy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.80%; 10/25/32                                             5,056                                           5,056
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Non-hazardous Waste Disposal (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Allied Waste 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            8.50%; 12/01/08                                             4,875                                           4,875
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Oil & Gas Drilling (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Nabors Holdings 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.88%; 08/15/09                                            10,215                                          10,215
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Northern Natural Gas 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.88%; 05/01/05                                            10,525                                          10,525
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Transocean 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.63%; 04/15/11                                             5,286                                           5,286
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Oil Company-Exploration & Production (0.15%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Alberta Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.38%; 11/01/31                                             5,564                                           5,564
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Anadarko Petroleum 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.00%; 10/01/12                                             4,973                                           4,973
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.38%; 03/01/07                                            10,675                                          10,675
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Canadian Natural Resources 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.20%; 01/15/32                                             5,382                                           5,382
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Devon Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.95%; 04/15/32                                             5,799                                           5,799
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Kerr-McGee 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.88%; 09/15/06                                            26,981                                          26,981
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Nexen 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.88%; 03/15/32                                             5,039                                           5,039
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Petroleos Mexicanos 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.50%; 02/01/05                                            15,525                                          15,525
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Union Oil Company of California 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.05%; 10/01/12                                             4,879                                           4,879
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         XTO Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.50%; 04/15/12                                            10,600                                          10,600
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Oil Company-Integrated (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Amerada Hess 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.13%; 03/15/33                                             5,155                                           5,155
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         ConocoPhillips 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.75%; 10/15/12                                            14,777                                          14,777
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Marathon Oil 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.80%; 03/15/32                                            14,960                                          14,960
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         PanCanadian Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.20%; 11/01/31                                             5,486                                           5,486
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Oil Refining & Marketing (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Valero Energy 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.88%; 04/15/12                                            14,463                                          14,463
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Oil-Field Services (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Hanover Equipment Trust 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            8.50%; 09/01/08                                             4,750                                           4,750
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Paper & Related Products (0.10%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Domtar 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.88%; 10/15/11                                            11,275                                          11,275
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         International Paper 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.75%; 09/01/11                                            27,378                                          27,378
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Norske Skogindustrier 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.63%; 10/15/11                                            10,647                                          10,647
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Sappi Papier Holding 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.75%; 06/15/12                                             5,376                                           5,376
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Stora Enso Oyj 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.38%; 05/15/11                                             5,649                                           5,649
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Pipelines (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Duke Energy Field Services 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.88%; 08/16/10                                            14,761                                          14,761
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Kinder Morgan Energy Partners 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.75%; 03/15/11                                             5,290                                           5,290
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Plains All American Pipeline 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.75%; 10/15/12                                             5,100                                           5,100
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Tennessee Gas Pipeline 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            8.38%; 06/15/32                                             9,500                                           9,500
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Texas Eastern Transmission 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.25%; 07/15/07                                            10,365                                          10,365
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Poultry (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Tyson Foods 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.63%; 10/01/04                                            15,851                                          15,851
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Property & Casualty Insurance (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         ACE 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.00%; 04/01/07                                            15,735                                          15,735
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.75%; 03/15/07                                             3,082                                           3,082
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Publishing-Books (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Reed Elsevier Capital 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.13%; 08/01/06                                            16,198                                          16,198
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Real Estate Operator & Developer (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         EOP Operating 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.00%; 07/15/11                                            10,654                                          10,654
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.38%; 11/15/03                                             5,207                                           5,207
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         First Industrial 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.88%; 04/15/12                                            10,578                                          10,578
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Regional Authority (0.10%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Financement Quebec 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.00%; 10/25/12                                            15,269                                          15,269
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Province of Nova Scotia 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.75%; 02/27/12                                            16,208                                          16,208
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Province of Ontario 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.13%; 07/17/12                                            10,445                                          10,445
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Province of Quebec 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.75%; 02/15/09                                             5,486                                           5,486
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.50%; 09/15/29                                            12,275                                          12,275
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Regional Banks (0.18%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         KeyCorp 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.63%; 05/16/05                                            20,756                                          20,756
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Korea Development Bank 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.13%; 04/22/04                                            26,678                                          26,678
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         PNC Funding 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.75%; 08/01/06                                            20,993                                          20,993
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Wachovia 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.63%; 12/15/08                                            21,172                                          21,172
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Wells Fargo 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.13%; 02/15/07                                            21,379                                          21,379
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Research & Development (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Science Applications International 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.13%; 07/01/32                                             9,907                                           9,907
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Discount (0.03%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Target 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.38%; 06/15/09                                            10,605                                          10,605
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Wal-Mart Stores 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.38%; 07/12/07                                            10,436                                          10,436
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Drug Store (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         CVS 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.77%; 01/10/12                                             5,460                                           5,460
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Major Department Store (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Sears Roebuck Acceptance 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.00%; 06/01/32                                             6,254                                           6,254
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Regional Department Store (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Federated Department Stores 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.00%; 02/15/28                                             4,999                                           4,999
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Retail-Restaurants (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Yum! Brands 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.70%; 07/01/12                                            10,350                                          10,350
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Sovereign (0.07%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Finland Government 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.75%; 03/06/07                                             5,411                                           5,411
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Italy Government 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.63%; 06/15/12                                            10,908                                          10,908
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Mexico Government 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            8.38%; 01/14/11                                            21,550                                          21,550
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Poland Government 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.25%; 07/03/12                                             5,425                                           5,425
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Special Purpose Entity (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Ahold Lease 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.82%; 01/02/20                                             5,383                                           5,383
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Supranational Bank (0.04%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Corp Andina de Fomento 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.75%; 03/15/05                                             4,176                                           4,176
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.88%; 03/15/12                                            10,009                                          10,009
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         European Investment Bank 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.63%; 03/01/07                                            10,578                                          10,578
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Telecommunication Services (0.02%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Citizens Communications 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.38%; 08/15/04                                            10,000                                          10,000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Telephone-Integrated (0.24%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Alltel 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.00%; 07/01/12                                            11,263                                          11,263
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         AT&T 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.00%; 03/15/09                                            14,325                                          14,325
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.50%; 11/15/06                                             5,000                                           5,000
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         BellSouth 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.88%; 10/15/31                                            10,754                                          10,754
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         British Telecommunications 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.88%; 12/15/05                                            22,317                                          22,317
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         France Telecom 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            9.25%; 03/01/11                                            11,033                                          11,033
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         SBC Communications 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.88%; 08/15/12                                            10,628                                          10,628
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Sprint Capital 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.00%; 01/15/07                                             4,035                                           4,035
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.90%; 05/01/19                                             6,714                                           6,714
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Telefonica Europe 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.75%; 09/15/10                                            11,215                                          11,215
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Telefonos de Mexico 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            8.25%; 01/26/06                                            10,537                                          10,537
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Verizon 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.50%; 09/15/11                                            10,548                                          10,548
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.38%; 04/01/32                                            10,394                                          10,394
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Verizon Florida 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.13%; 01/15/13                                            10,245                                          10,245
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Textile-Home Furnishings (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Mohawk Industries 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.50%; 04/15/07                                             5,466                                           5,466
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Tools-Hand Held (0.01%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Stanley Works 2,4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.90%; 11/01/12                                             4,996                                           4,996
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Transport-Rail (0.08%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Burlington Northern Santa Fe 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.95%; 08/15/30                                             5,963                                           5,963
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         CSX 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.25%; 10/15/08                                            16,248                                          16,248
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Union Pacific 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.75%; 10/15/07                                            27,003                                          27,003
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Total Bonds                                                3,388,210                                       3,388,210
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation (FHLMC) Certificates (2.47%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         FHLMC 4                                                       65,947                                          65,947
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         FHLMC 4                                                       65,283                                          65,283
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         FHLMC 4                                                      497,339                                         497,339
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         FHLMC 4                                                      655,062                                         655,062
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         FHLMC 4                                                      157,931                                         157,931
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         FHLMC 4                                                       68,361                                          68,361
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         FHLMC 4                                                       20,156                                          20,156
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Total FHLMC Certificates                                   1,530,079                                       1,530,079
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association (FNMA) Certificates (1.57%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         FNMA 4                                                       153,325                                         153,325
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         FNMA 4                                                       288,090                                         288,090
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         FNMA 4                                                       418,797                                         418,797
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         FNMA 4                                                       115,123                                         115,123
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Total FNMA Certificates                                      975,335                                         975,335
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (GNMA) Certificates (0.72%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         GNMA I 4                                                      43,830                                          43,830
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         GNMA I 4                                                     234,344                                         234,344
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         GNMA I 4                                                      44,484                                          44,484
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         GNMA II 4                                                     70,149                                          70,149
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         GNMA II 4                                                     15,316                                          15,316
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         GNMA II 4                                                     38,013                                          38,013
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Total GNMA Certificates                                      446,136                                         446,136
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Treasury Bonds (2.00%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            2.25%; 07/31/04                                           202,188                                         202,188
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            3.50%; 11/15/06                                           176,308                                         176,308
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.38%; 05/15/07                                            26,800                                          26,800
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.75%; 11/15/08                                            48,878                                          48,878
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            4.88%; 02/15/12                                            53,913                                          53,913
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.00%; 02/15/11                                            32,717                                          32,717
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.00%; 08/15/11                                            32,678                                          32,678
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.38%; 02/15/31                                            68,608                                          68,608
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.63%; 05/15/08                                            39,608                                          39,608
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            5.75%; 11/15/05                                            93,995                                          93,995
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.00%; 08/15/09                                            69,349                                          69,349
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.13%; 08/15/07                                            40,248                                          40,248
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.25%; 08/15/23                                            86,124                                          86,124
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            6.25%; 05/15/30                                            42,976                                          42,976
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.13%; 02/15/23                                            18,906                                          18,906
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.25%; 05/15/16                                            75,752                                          75,752
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            7.50%; 11/15/16                                            25,783                                          25,783
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            8.00%; 11/15/21                                           102,433                                         102,433
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
            Total Treasury Bonds                                    1,237,264                                       1,237,264
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Commercial Paper (1.70%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Finance-Mortgage Loan/Banker (1.70%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Investment in Joint Trading Account; Federal Home Loan Bank Ssytem 4
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         1.72%; 11/01/02                                            1,056,827                                       1,056,827
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Total Commercial Paper                                     1,056,827                                       1,056,827
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Investment Companies (65.72%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Principal Investors Fund, Inc. (65.72%)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Bond & Mortgage Securities Fund                                                       7,823,293            7,823,293
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Government Securities Fund                                                            5,222,973            5,222,973
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         International Emerging Markets Fund                                                     827,625              827,625
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         International Fund I                                                                  4,205,773            4,205,773
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         LargeCap Growth Fund                                                                  3,509,190            3,509,190
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         LargeCap Value Fund                                                                   4,329,213            4,329,213
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Partners LargeCap Growth Fund I                                                       3,074,724            3,074,724
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Partners LargeCap Value Fund                                                          4,642,930            4,642,930
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Partners SmallCap Growth Fund I                                                       1,157,593            1,157,593
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Preferred Securities Fund                                                             2,262,201            2,262,201
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         SmallCap Growth Fund                                                                  1,144,372            1,144,372
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         SmallCap Value Fund                                                                   2,555,709            2,555,709
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Total Investment Companies                                                           40,755,596           40,755,596
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Total Portfolio Investments (100.05%)                     21,291,549                 40,755,596           62,047,145
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
     Liabilities, net of cash & receivables (-0.05%)                 -278,794                    248,293              -30,501
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
         Total Net Assets (100.00%)                              $ 21,012,755               $ 41,003,889         $ 62,016,644
------------------------------------------------------------==================================================================
------------------------------------------------------------==================================================================


1    Non-income producing security.

2 Restricted Security - The fund held securities, which may require registration under the Securities Act of 1933, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $204,632 or 0.33% of net assets.

3    Variable rate.

4 The Manager anticipates the liquidation of these securities prior to the merger.

                           PART C: OTHER INFORMATION

Item 15. Indemnification.

The information required in response to this item is incorporated herein by reference to Item 25 of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on February 25, 2003.

Item 16. Exhibits.

Exhibit Number Description

  (1)(a) Articles of Amendment and Restatement of the Charter of the Registrant - incorporated herein by reference to Exhibit (a)(1)c to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on December 30, 2002.

  (1)(b) Articles Supplementary are incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 19, 26 and 27 to Registrant's Registration Statement on Form N1-A (File No. 33-59474) as filed with the Commission on October 12, 2001, December 30, 2002 and February 25, 2003 respectively.

     (2) By-Laws of the Registrant - incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

     (3)  None

     (4) Copy of Plan of Acquisition (included as Appendix A to the Information Statement/Prospectus, which is part of the Registration Statement on Form N-14).

     (5)  None

  (6)(a)  Management  Agreement  with  Principal  Management   Corporation  -
          incorporated herein by reference to Exhibit (d)(1)c to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on December 5, 2000.

  (6)(b)  Sub-Advisory   Agreement  with  Principal   Global  Investors  LLC-
          incorporated herein by reference to Exhibit (d)(2)c to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on December 30, 2002.

  (7)(a)  Distribution  Agreement - incorporated herein by reference to Exhibit
          (e)(1)i   to   Post-Effective   Amendment   No.  26  to   Registrant's
          Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on December 30, 2002.

  (7)(b) Dealer Selling Agreement - incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on June 12, 2001.

     (8)  None

     (9)  Custody  Agreement  -  incorporated  herein by  reference  to  Exhibit
          (g)(2)b to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on December 5, 2000.

 (10)(a) 12b-1 Plan - Advisors Preferred Class Shares 12b-1 Plan is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

 (10)(b) 12b-1 Plan - Advisors Select Class Shares 12b-1 Plan - incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

 (10)(c)  12b-1 Plan - Select Class Shares 12b-1 Plan.

 (10)(d)  12b-1 Plan - Class J Shares 12b-1 Plan.

 (10)(e) Rule 18f-3 - Multiple Class Distribution Plan - incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

    (11) Opinion and consent of Counsel regarding legality of securities being registered.

    (12) Opinion and consent of Counsel regarding certain tax matters and consequences to shareholders.

    (13)  None

    (14)  Consent of Independent Auditors

    (15)  None

    (16)  Powers of attorney executed by L. D. Zimpleman,  J. E.  Aschenbrenner,
          R. C. Eucher, J. D. Davis, P. A. Ferguson, R. W. Gilbert, B. A. Lukavsky and W. C. Kimball.

 (17)(a)  Voting Instruction Form

 (17)(b) Registrant's Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 for its fiscal year ended October 31, 2002 - incorporated herein by reference to Form 24f-2 filed with the Commission on January 23, 2003.

Item 17. Undertakings.

The undersigned registrant agrees that prior to any public offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Des Moines and the State of Iowa, on the 10th day of March, 2003.


                                        Principal Investors Fund, Inc.


                                        By:____________________________________
                                           Ralph C. Eucher
                                           President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

          SIGNATURE                          TITLE                    DATE
          ---------                          -----                    ----

        __________________________                               March 10, 2003
        R. C. Eucher                  Director and President
                                    (Principal Executive Officer)

        _(L. D. Zimpleman*)_______        Director and           March 10, 2003
        L. D. Zimpleman              Chairman of the Board

        _(J. E. Aschenbrenner*)___        Director               March 10, 2003
        J. E. Aschenbrenner

        _(J. D. Davis*)___________        Director               March 10, 2003
        J. D. Davis

        _(P. A. Ferguson*)________        Director                March 10, 2003
        P. A. Ferguson

        _(R. W. Gilbert*)_________        Director                March 10, 2003
        R. W. Gilbert

        _(B. A. Lukavsky*)________        Director                March 10, 2003
        B. A. Lukavsky

        _(W. C. Kimball*)_________        Director                March 10, 2003
        W. C. Kimball

        _______________________       Executive Vice President    March 10, 2003
        M. J. Beer                    and Chief Financial Officer
                                      (Principal Financial and
                                      Accounting Officer)



                                        By:____________________________________
                                           R. C. Eucher
                                           Attorney-in-Fact *Pursuant to powers
                                           of attorney previously filed

March 10, 2003



Board of Directors
Principal Investors Fund, Inc.
Des Moines, IA 50392-0200

RE   Registration Statement on Form N-14
     Pursuant to Securities Act of 1933



I am familiar with the proposed issuance by Principal Investors Fund, Inc. of shares of each of its share classes of common stock of the LifeTime 2030 Fund series, par value $.01 per share, in connection with the transfer to it of the assets and liabilities of the Balanced Fund series pursuant to the terms of a Plan of Acquisition (the "Shares"). I am also familiar with the above-referenced Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission relating to the offer and sale of Shares. Based upon such investigation as I have deemed necessary, I am of the opinion that the Shares, when issued in accordance with the terms described in the Registration Statement, will be legally issued, fully paid and non-assessable.

I hereby consent to the filing of this opinion as a exhibit to the Registration Statement.

Very truly yours,



Michael D. Roughton
Counsel

February 18, 2003


Board of Directors
Principal Investor's Fund, Inc.
711 High Street
Des Moines, IA 50309

RE   Acquisition of Balanced Fund
     By LifeTime 2030 Fund

To the Board of Directors and Shareholders

LifeTime 2030 Fund intends to acquire all of the assets and assume all of the liabilities of Balanced Fund ("Balanced") in a transaction described in a Form N-14 Registration Statement to be filed with the United States Securities and Exchange Commission (the "Registration Statement") on or about March 10, 2003.
 You have asked for an opinion concerning the Federal income tax consequences of the proposed transaction.

LifeTime 2030 Fund is a series fund, meaning a segregated portfolio of assets, of Principal Investors Fund, Inc., a Maryland Corporation. Continuously since its formation it has qualified as a regulated investment company for purposes of Subchapter M of the United States Internal Revenue Code of 1986 (the "Code") and has elected to be taxed as such.

Balanced is also a series fund of Principal Investors Fund, Inc. Balanced, like LifeTime 2030 Fund, has qualified since its inception as a regulated investment company for purposes of the Code, and has elected to be taxed as such.

LifeTime 2030 Fund and Balanced are each a diversified, open-end management company registered with the Securities and Exchange Commission and various states.

LifeTime 2030 Fund will acquire all of the assets of Balanced, and assume all of its liabilities, in exchange for LifeTime 2030 Fund shares. Balanced will immediately liquidate and dissolve, distributing the shares of LifeTime 2030 Fund to Balanced shareholders in retirement of their Balanced shares. Each holder of shares of Balanced will as a result of the transaction own shares of LifeTime 2030 Fund of equal value.

Board of Directors
Page Two
February 18, 2003


In reliance on the information provided in the Registration Statement, I am of the opinion that:

1. The acquisition of all of the assets and liabilities of Balanced by LifeTime 2030 Fund in exchange for shares of LifeTime 2030 Fund, followed by distribution of those shares of LifeTime 2030 Fund to shareholders of Balanced in liquidation of Balanced, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code.

2. Shareholders of Balanced will recognize no gain or loss as a consequence of the surrender of their shares of Balanced in exchange for shares of LifeTime 2030 Fund pursuant to the liquidation of Balanced. (Code Section
     354).

3. The tax basis and holding period of shares of LifeTime 2030 Fund acquired in exchange for shares of Balanced will be the same as the tax basis and the holding period of the shares of Balanced exchanged therefore. (Code Sections 354 and 1223).

4. Balanced will recognize no gain or loss on the transfer of all of its assets to LifeTime 2030 Fund. (Code Section 361(a)).

5. The tax basis of the assets of Balanced in the hands of LifeTime 2030 Fund will be the same as the tax basis of those assets in the hands of Balanced immediately prior to the acquisition. (Code Section 362(b)).

The foregoing opinions are based on the Code, current Treasury Regulations issued thereunder, published administrative, interpretations thereof and judicial decisions with respect thereto (collectively the "Tax Law") as of the date hereof. No assurance can be given that the Tax Laws will not change.

I hereby consent to the use of this letter as an Exhibit to, and reference to it in, the Registration Statement.

Sincerely yours,


Randy Bergstrom
Counsel to Principal Investors Fund, Inc.

                        Consent of Independent Auditors


We consent to the reference to our firm under the caption "Financial Statements" in the Statement of Additional Information and to the incorporation by reference of our report dated November 27, 2002, with respect to the financial statements and financial highlights of the LifeTime 2030 Fund and Balanced Fund of the Principal Investors Fund, Inc. incorporated by reference in this Registration Statement Under the Securities Act of 1933 (Form N-14), filed with the Securities and Exchange Commission.



LOGO
                                        /s/Ernst & Young LLP
                                        Ernst & Young LLP

Des Moines, Iowa
March 7, 2003
logo
Principal
        Financial
        Group

Name                                      Account No.:  Account #
Address                                   Shares:  # of Shares
Address
City, State ZIP


                          Principal Investors Fund, Inc
                           Des Moines, Iowa 50392-2080

          VOTING INSTRUCTION FORM FOR A SPECIAL MEETING OF SHAREHOLDERS
                                  May 14, 2003

Principal Life Insurance Company, the custodian of your Individual Retirement Account, is soliciting instructions, as provided in the IRA Custodial Agreement, for voting Class J shares of the Balanced Fund, a series of Principal Investors Fund, Inc., at the Special Meeting of the Fund to be held on May 14, 2003 at 2:00 p.m. C.D.T.

Please check the appropriate box on the back of this form, date and sign exactly as your name appears. Your signature acknowledges receipt of Notice of Special Meeting of Shareholders and Information Statement dated April 10, 2003. If you complete, sign and return the form, Principal Life Insurance Company will vote as you have instructed. If you simply sign and return the form, it will be voted FOR the proposal. If your instructions are not received, votes will be cast in proportion to the instructions received from all plan participants with a voting interest in the same share class of this Series. The Board of Directors of the Fund recommends that you vote FOR the following proposal. Please mark your choices by filling in the appropriate box below. Sign and return the voting instruction form as soon as possible in the enclosed envelope.

Voting Instruction
       I hereby instruct Principal Life Insurance Company, as custodian of my IRA, to vote all of the full and fractional Class J shares of the Balanced Fund included in my IRA as indicated below. Receipt of the Notice of the Special Shareholders Meeting and of the Information Statement for said Special Meeting is acknowledged. Discretionary authority is hereby conferred as to all other matters as may properly come before the meeting.


    1. Approval of a Plan of Acquisition and the transactions contemplated thereby, pursuant to which the Principal LifeTime 2030 Fund, a series of Principal Investors Fund, Inc., will acquire all the assets and assume all the liabilities of the Balanced Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock and the Balanced Fund will distribute those shares to its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shareholders in redemption of all its outstanding shares and then dissolve.

            _____ FOR       _____ AGAINST    _____ ABSTAIN


NOTE:     Please sign exactly as your name appears on this form.


Signature _____________________________       ___________________________, 2003